UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:    BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC , 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$2,987,272,396
Total Investments (Cost — $2,982,501,668) — 100.2%	2,987,272,396
Liabilities in Excess of Other Assets — (0.2)%	(6,860,427)

Net Assets — 100.0%	$2,980,411,969

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,987,272,396 and 87.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK BOND FUND, INC.	JUNE 30, 2014	1

Consolidated Schedule of Investments June 30, 2014 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.87%, 12/25/33 (a)	USD	581	$531,148
Series 2006-CW1, Class A2C, 0.29%, 7/25/36 (a)		1,450	1,039,759
ALME Loan Funding, Series 2X, Class A, 0.00%, 8/15/27	EUR	2,385	3,224,441
AmeriCredit Automobile Receivables Trust:
Series 2012-3, Class C, 2.42%, 5/08/18	USD	2,880	2,944,555
Series 2012-4, Class B, 1.31%, 11/08/17		1,825	1,836,279
Series 2012-4, Class C, 1.93%, 8/08/18		2,865	2,911,467
Series 2012-5, Class C, 1.69%, 11/08/18		5,040	5,090,178
Series 2013-4, Class B, 1.66%, 9/10/18		1,280	1,288,736
Series 2013-4, Class C, 2.72%, 9/09/19		780	799,191
Series 2013-4, Class D, 3.31%, 10/08/19		1,830	1,896,645
Series 2013-5, Class B, 1.52%, 1/08/19		1,360	1,363,337
Series 2013-5, Class C, 2.29%, 11/08/19		725	733,602
Series 2014-1, Class B, 1.68%, 7/08/19		2,722	2,730,814
Arbour CLO Ltd.:
Series 2014-1X, Class A, 1.81%, 6/16/27	EUR	1,728	2,366,151
Series 2014-1X, Class E, 5.36%, 6/16/27		338	456,205
Series 2014-1X, Class F, 6.11%, 6/16/27		336	453,506
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30		2,502	3,577,798
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		2,321	3,211,325
Avoca CLO XI Ltd., Series 11X, Class A, 1.83%, 7/15/27		1,300	1,780,090
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	4,715	4,693,783
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.22%, 12/25/36 (a)		718	710,187
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.44%, 7/15/24 (a)(b)		2,090	2,061,158
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.29%, 11/20/24 (a)(b)		3,150	3,126,747
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		6,630	6,593,223
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.75%, 11/07/23 (a)(b)		2,630	2,659,014
Series 2012-1A, Class C, 2.15%, 11/07/23 (a)(b)		1,690	1,708,598

Asset-Backed Securities	Par (000)		Value
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)	USD	5,128	$5,147,193
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		3,906	3,909,615
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		2,710	2,719,436
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		1,240	1,245,516
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		1,285	1,289,959
Series 2013-BA, Class D, 2.89%, 10/15/20 (b)		1,260	1,278,361
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		1,435	1,436,111
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		1,850	1,852,710
CIFC Funding Ltd.:
Series 2012-3A, Class A1L, 1.62%, 1/29/25 (a)(b)		5,000	4,985,030
Series 2012-3A, Class A2L, 2.49%, 1/29/25 (a)(b)		4,480	4,479,937
Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		2,365	2,359,087
Colombo Srl, Series 1, Class B, 0.77%, 8/28/26	EUR	690	918,362
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.77%, 9/25/33 (a)	USD	672	636,318
Series 2004-5, Class A, 1.05%, 10/25/34 (a)		752	738,829
Series 2006-17, Class 2A2, 0.30%, 3/25/47 (a)		826	691,667
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		4,165	4,185,692
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		2,580	2,586,313
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)		2,475	2,492,835
Series 2014-1A, Class A, 1.55%, 10/15/21 (b)		6,095	6,113,529
Series 2014-1A, Class B, 2.29%, 4/15/22 (b)		1,665	1,673,408
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		3,297	3,229,081
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.85%, 7/08/27	EUR	1,640	2,231,056

Portfolio Abbreviations

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	FKA	Formerly Known As	PIK	Payment-in-kind
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	GO	General Obligation	RB	Revenue Bonds
CDO	Collateralized Debt Obligation	HUF	Hungarian Forint	RUB	Russian Rouble
CHF	Swiss Franc	INR	Indian Rupee	TBA	To-be-announced
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	TRY	Turkish Lira
CNY	Chinese Yuan	KRW	South Korean Won	USD	U.S. Dollar
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
DT Auto Owner Trust:
Series 2012-1A, Class C, 3.38%, 10/16/17 (b)	USD	129	$129,246
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		3,885	3,960,594
Series 2012-2A, Class B, 1.85%, 4/17/17 (b)		131	131,261
Series 2012-2A, Class C, 2.72%, 4/17/17 (b)		200	200,653
ECP CLO Ltd., Series 2012-4A, Class A1, 1.58%, 6/19/24 (a)(b)		4,910	4,900,720
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.37%, 4/25/33 (a)		5	5,261
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class D, 2.09%, 9/15/16		3,710	3,719,446
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.22%, 3/25/36 (a)		27	16,147
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		5,105	5,084,580
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,555	2,638,750
ING Investment Management CLO Ltd.:
Series 2012-2A, Class A, 1.76%, 10/15/22 (a)(b)		2,850	2,850,641
Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		2,685	2,681,778
Jubilee CDO BV, Series 2014-11X, Class A, 1.83%, 4/15/27	EUR	1,330	1,819,645
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.39%, 1/15/24 (a)		880	619,776
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.98%, 10/15/17 (a)(b)	USD	3,856	3,854,150
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		4,515	4,445,591
Lehman XS Trust, Series 2007-1, Class 2A1, 5.73%, 2/25/37 (a)		6,083	5,612,834
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)		820	768,885
Nelnet Student Loan Trust:
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		5,600	5,881,450
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		3,245	3,226,666
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.41%, 6/25/35 (a)		492	491,266
North Westerly CLO BV, Series IV-X, Class A-1, 1.87%, 1/15/26	EUR	2,500	3,414,693
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)	USD	4,300	4,289,246
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		5,195	5,128,005
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		5,315	5,267,165
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		10,675	10,674,787
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.79%, 7/25/33 (a)		1,347	1,251,622
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		8,895	8,751,452

Asset-Backed Securities	Par (000)		Value
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)	USD	7,530	$7,523,615
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		2,579	2,583,754
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		2,470	2,477,235
Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		4,315	4,315,898
RASC Trust, Series 2003-KS5, Class AIIB, 0.73%, 7/25/33 (a)		586	516,561
Santander Drive Auto Receivables Trust:
Series 2012-5, Class C, 2.70%, 8/15/18		1,950	2,004,487
Series 2013-2, Class B, 1.33%, 3/15/18		8,700	8,757,838
Series 2013-3, Class B, 1.19%, 5/15/18		8,000	8,026,304
Series 2013-4, Class B, 2.16%, 1/15/20		4,610	4,721,304
Series 2013-4, Class C, 3.25%, 1/15/20		3,890	4,059,748
Series 2013-5, Class B, 1.55%, 10/15/18		10,500	10,561,729
Series 2013-5, Class C, 2.25%, 6/17/19		4,970	5,015,933
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		2,250	2,322,535
Series 2013-A, Class D, 3.78%, 10/15/19 (b)		1,465	1,542,393
Series 2014-1, Class B, 1.59%, 10/15/18		11,180	11,236,425
Series 2014-1, Class C, 2.36%, 4/15/20		4,905	4,985,677
Series 2014-2, Class B, 1.62%, 2/15/19		5,940	5,974,886
Series 2014-2, Class C, 2.33%, 11/15/19		7,980	8,057,949
Series 2014-2, Class D, 2.76%, 2/18/20		2,575	2,605,503
Series 2014-3, Class B, 1.45%, 5/15/19		1,878	1,878,870
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		1,041	1,041,027
Series 2014-S2, Class R, 1.43%, 11/16/18 (b)		2,020	2,020,200
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		1,152	1,152,493
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		1,735	1,735,379
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		1,892	1,892,153
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		4,084	4,083,907
Series 2012-1, Class B, 2.72%, 5/16/16		1,521	1,526,477
Series 2012-1, Class C, 3.78%, 11/15/17		3,045	3,125,906
Series 2012-3, Class B, 1.94%, 12/15/16		6,245	6,286,767
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.43%, 4/25/35 (a)		230	225,896
Scholar Funding Trust, Series 2011-A, Class A, 1.13%, 10/28/43 (a)(b)		3,599	3,613,688
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (a)		8,916	8,838,512

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (a)	USD	4,094	$4,019,830
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		3,267	3,237,862
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		4,423	4,379,183
Series 2006-A, Class A4, 0.42%, 12/15/23 (a)		11,320	11,184,500
Series 2006-C, Class A4, 0.40%, 3/15/23 (a)		1,095	1,079,059
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		4,425	4,723,834
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,420	1,500,301
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		2,817	3,011,872
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		2,920	3,141,333
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,120	4,431,517
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		1,826	1,849,875
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		7,470	7,868,226
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		730	765,179
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		12,220	12,685,875
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)		1,948	1,951,143
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		16,655	16,528,655
Series 2013-A, Class A2B, 1.20%, 5/17/27 (a)(b)		11,170	11,272,865
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		620	593,037
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		18,000	17,780,994
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		825	800,347
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		6,190	6,377,384
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		12,706	13,326,027
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		1,865	1,846,844
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		11,137	11,233,002
Series 2013-1A, Class B, 4.00%, 12/03/24 (b)		8,143	8,142,932
St. Pauls CLO, Series 4X, Class A1, 0.00%, 4/25/28	EUR	2,000	2,738,302
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)	USD	927	904,511
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)		1,624	1,525,201
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/21	EUR	2,301	3,161,935

Asset-Backed Securities	Par (000)		Value
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.72%, 7/17/24 (a)(b)	USD	13,740	$13,728,981
Series 2012-1A, Class A2, 2.63%, 7/17/24 (a)(b)		2,600	2,593,076
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		8,570	8,639,666
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,056,520
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,271,536
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,502,092
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,767,142
Total Asset-Backed Securities — 15.9%			544,135,979

Common Stocks	Shares
Automobiles — 0.1%
Volkswagen AG, Preference Shares		4,898	1,286,371
Banks — 0.0%
Barclays PLC		210,981	768,359
Total Common Stocks — 0.1%			2,054,730

Corporate Bonds	Par (000)
Aerospace & Defense — 0.2%
L-3 Communications Corp., 1.50%, 5/28/17	USD	1,145	1,146,566
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		2,254	2,507,575
7.38%, 7/15/39 (b)		150	159,375
6.25%, 1/15/40 (b)		2,560	2,464,000

			6,277,516
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		4,435	4,759,975
5.10%, 1/15/44		1,290	1,395,848

			6,155,823
Airlines — 0.0%
United Continental Holdings, Inc., 6.00%, 7/15/28		1,815	1,746,937
Auto Components — 0.4%
AA Bond Co. Ltd.:
4.25%, 7/31/20	GBP	250	439,763
6.27%, 7/02/43		440	873,539
3.85%, 7/31/43		450	778,867
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	520	779,680
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	877	886,866
4.88%, 3/15/19		1,195	1,230,850
6.00%, 8/01/20		1,415	1,515,819
Johnson Controls, Inc., 3.63%, 7/02/24		1,210	1,215,331
Mahle GmbH, 2.50%, 5/14/21	EUR	1,700	2,346,098

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Plastic Omnium SA, 2.88%, 5/29/20	EUR	1,800	$2,573,855
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		589	866,691

			13,507,359
Automobiles — 0.6%
BMW Finance NV, 0.67%, 4/04/17 (a)		825	1,129,998
General Motors Co.:
4.88%, 10/02/23 (b)	USD	2,765	2,910,163
6.25%, 10/02/43 (b)		1,565	1,795,837
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	610	1,167,917
Renault SA, 4.63%, 9/18/17	EUR	1,673	2,505,166
Volkswagen International Finance NV:
5.50%, 11/09/15		5,900	9,456,319
5.50%, 11/09/15 (b)		400	640,011
0.93%, 4/15/19		1,000	1,373,266

			20,978,677
Banks — 4.5%
AIB Mortgage Bank, 2.63%, 7/28/17		1,260	1,791,605
Allied Irish Banks PLC, 2.75%, 4/16/19		1,550	2,154,039
Banca Monte dei Paschi di Siena SpA:
4.88%, 9/15/16		1,018	1,504,209
2.88%, 4/16/21		2,650	3,752,912
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		700	1,034,581
Banco Espirito Santo SA, 7.13%, 11/28/23 (a)		600	800,745
Banco Popolare SC, 3.50%, 3/14/19		975	1,383,264
Banco Popular Espanol SA, 2.13%, 10/08/19		1,400	1,967,384
Bank of Ireland:
2.20%, 5/08/17		1,200	1,645,086
3.25%, 1/15/19		1,830	2,605,195
4.55%, 6/11/24 (a)		1,000	1,361,084
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20		320	496,287
Bankia SA:
3.50%, 1/17/19		3,000	4,365,425
4.00%, 5/22/24 (a)		2,100	2,859,485
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	257,979
BNP Paribas SA:
2.50%, 5/20/24	EUR	950	1,314,148
3.10%, 3/20/26 (a)		2,200	3,053,900
BPCE SA:
2.95%, 7/08/26 (a)		700	951,417
5.25%, 4/16/29	GBP	100	172,175
Branch Banking & Trust Co., 2.30%, 10/15/18	USD	3,210	3,270,788
Caixa Geral de Depositos SA, 3.00%, 1/15/19	EUR	700	1,019,424
CaixaBank SA:
4.50%, 11/22/16		1,200	1,689,169
3.13%, 5/14/18		1,700	2,487,452
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		1,400	2,043,735
Citigroup, Inc.:
4.45%, 1/10/17	USD	1,950	2,100,168
2.50%, 9/26/18		3,714	3,774,534
6.68%, 9/13/43		1,220	1,518,795
4.95%, 11/07/43		1,220	1,302,715
5.30%, 5/06/44		2,000	2,086,096
Commerzbank AG, 7.75%, 3/16/21	EUR	900	1,525,921

Corporate Bonds	Par (000)		Value
Banks (concluded)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/19	USD	3,830	$3,878,748
4.70%, 5/23/29	GBP	1,800	3,048,362
DEPFA Bank PLC, 0.94%, 12/15/15 (a)	EUR	307	397,465
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	15,610	16,195,375
HSBC Holdings PLC:
4.25%, 3/14/24		1,219	1,254,505
6.50%, 5/02/36		2,410	2,960,386
5.25%, 3/14/44		2,979	3,189,913
HSBC USA, Inc.:
2.25%, 6/23/19		4,770	4,785,727
3.50%, 6/23/24		2,735	2,742,762
Intesa Sanpaolo SpA:
3.50%, 1/17/22	EUR	790	1,179,202
5.02%, 6/26/24 (b)	USD	2,490	2,519,419
3.25%, 2/10/26	EUR	300	443,656
KFW:
3.13%, 7/04/16		800	1,161,495
0.88%, 10/13/17		800	1,118,209
Kutxabank SA, 3.00%, 2/01/17		1,400	2,025,267
LBBW, 3.00%, 5/27/26 (a)		2,250	3,084,734
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)	USD	2,765	2,781,065
2.60%, 6/24/19 (b)		9,535	9,595,271
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17		4,802	4,844,781
1.63%, 6/25/19	EUR	762	1,047,893
6.00%, 12/19/23	USD	2,075	2,243,500
5.13%, 5/28/24		3,985	4,046,365
Société Générale SA, 5.00%, 1/17/24 (b)		2,910	3,043,383
UniCredit SpA:
3.25%, 1/14/21	EUR	1,850	2,715,090
5.75%, 10/28/25 (a)		1,180	1,816,983
Unione di Banche Italiane SCpA:
2.88%, 2/18/19		1,175	1,693,967
3.30%, 2/05/24		280	412,046
Wells Fargo & Co.:
1.50%, 7/01/15	USD	2,575	2,604,041
2.13%, 4/22/19		1,680	1,685,742
4.10%, 6/03/26		3,135	3,174,498
5.38%, 11/02/43		4,275	4,702,667

			152,682,234
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19		3,105	3,123,897
3.70%, 2/01/24		4,380	4,495,216

			7,619,113
Biotechnology — 0.5%
Amgen, Inc.:
3.63%, 5/22/24		6,355	6,411,204
5.65%, 6/15/42		1,935	2,207,096
Celgene Corp., 3.63%, 5/15/24		7,910	7,928,486

			16,546,786

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products — 0.0%
Imerys SA, 2.50%, 11/26/20	EUR	600	$857,605
Capital Markets — 2.3%
The Bank of New York Mellon Corp., 2.10%, 1/15/19	USD	3,305	3,324,695
Credit Suisse, 2.30%, 5/28/19		4,970	4,977,982
Credit Suisse AG, 5.75%, 9/18/25 (a)	EUR	315	480,932
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	USD	2,575	2,683,863
2.38%, 1/22/18		4,150	4,214,474
5.75%, 1/24/22		2,001	2,315,525
1.83%, 11/29/23 (a)		3,350	3,452,778
3.85%, 7/08/24		8,195	8,195,000
4.25%, 1/29/26	GBP	1,410	2,440,213
6.13%, 2/15/33	USD	2,440	2,922,476
6.75%, 10/01/37		2,770	3,332,404
6.25%, 2/01/41		1,220	1,488,282
4.80%, 7/08/44		3,200	3,200,000
Jefferies Group LLC, 2.38%, 5/20/20	EUR	1,295	1,790,196
Mediobanca SpA, 2.25%, 3/18/19		1,175	1,650,380
Morgan Stanley:
5.45%, 1/09/17	USD	8,310	9,154,254
5.63%, 9/23/19		3,170	3,646,163
2.38%, 3/31/21	EUR	2,340	3,309,676
3.75%, 2/25/23	USD	5,480	5,574,689
3.88%, 4/29/24		3,663	3,707,396
UBS AG:
4.75%, 5/22/23 (a)		1,340	1,371,825
5.10%, 5/15/24		3,475	3,483,687
4.75%, 2/12/26 (a)	EUR	865	1,259,835

			77,976,725
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		630	686,700
Eastman Chemical Co., 4.80%, 9/01/42	USD	2,340	2,375,973
INEOS Finance PLC, 7.50%, 5/01/20 (b)		565	615,144
INEOS Group Holdings SA, 5.75%, 2/15/19	EUR	150	212,070
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	6,647	7,497,656
Monsanto Co.:
2.75%, 7/15/21		840	839,672
4.70%, 7/15/64		985	988,806
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,355	2,443,313

			15,659,334
Commercial Services & Supplies — 0.1%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	300	437,524
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (c)		400	588,799
GCL Holdings SCA, 9.38%, 4/15/18		290	425,846
IVS F. SpA, 7.13%, 4/01/20		110	161,587
Verisure Holding AB, 8.75%, 12/01/18		300	442,216

			2,055,972
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19	USD	3,350	3,376,029
Construction & Engineering — 0.0%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	255	364,011
Astaldi SpA, 7.13%, 12/01/20		214	319,755

			683,766

Corporate Bonds	Par (000)		Value
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	150	$215,254
Kerneos Tech Group SAS:
5.06%, 3/01/21 (a)		180	248,939
5.75%, 3/01/21		244	349,338
Xefin Lux SCA, 4.06%, 6/01/19 (a)		880	1,207,997

			2,021,528
Consumer Finance — 0.9%
American Express Credit Corp., 1.13%, 6/05/17	USD	5,410	5,404,319
Capital One Financial Corp., 2.45%, 4/24/19		3,687	3,721,580
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		11,135	11,139,532
4.38%, 8/06/23		1,746	1,864,604
John Deere Bank SA, 0.70%, 3/19/19 (a)	EUR	970	1,332,684
Toyota Motor Credit Corp., 2.75%, 5/17/21	USD	6,340	6,365,487

			29,828,206
Containers & Packaging — 0.1%
Ardagh Glass Finance PLC, 8.75%, 2/01/20	EUR	171	248,199
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		146	217,910
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		350	474,463
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21	USD	3,120	3,366,870
SGD Group SAS, 5.63%, 5/15/19	EUR	175	248,024

			4,555,466
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17	USD	3,926	4,151,745
Diversified Financial Services — 2.3%
Annington Finance No. 4 PLC, 1.49%, 1/10/23 (a)	GBP	1,695	2,874,815
AyT Cedulas Cajas Global:
4.00%, 3/21/17	EUR	1,600	2,353,071
4.25%, 6/14/18		400	602,808
AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25		600	848,337
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		2,300	3,377,344
Bank of America Corp.:
5.75%, 12/01/17	USD	4,845	5,464,772
2.60%, 1/15/19		4,178	4,227,146
2.65%, 4/01/19		16,828	17,056,861
BPE Financiaciones SA:
2.88%, 5/19/16	EUR	1,700	2,384,586
2.70%, 2/01/17		900	1,256,387
Cedulas TDA, 4.25%, 3/28/27		100	149,250
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 4/10/21		300	459,059
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		900	1,314,044
4.25%, 4/10/31		1,100	1,595,914
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	145,741
EC Finance PLC, 9.75%, 8/01/17		329	474,151
FGA Capital Ireland PLC, 2.80%, 4/17/19		525	737,370
Fresenius Finance BV, 3.00%, 2/01/21		1,470	2,131,832

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
General Electric Capital Corp., 6.88%, 1/10/39	USD	1,220	$1,638,799
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,319,050
4.75%, 8/15/17		4,115	4,377,331
JPMorgan Chase & Co.:
4.75%, 3/01/15		5,150	5,298,088
1.35%, 2/15/17		9,365	9,398,264
3.25%, 9/23/22		2,721	2,733,421
3.20%, 1/25/23		1,315	1,305,631
4.85%, 2/01/44		1,220	1,293,598
Total Capital International SA, 2.75%, 6/19/21		2,195	2,199,796

			79,017,466
Diversified Telecommunication Services — 2.1%
AT&T Inc.:
2.30%, 3/11/19		6,005	6,062,426
4.45%, 5/15/21		4,179	4,588,826
3.00%, 2/15/22		1,371	1,364,866
4.35%, 6/15/45		2,340	2,218,128
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		4,072	4,331,590
Level 3 Financing, Inc., 8.13%, 7/01/19		4,474	4,882,253
Telecom Italia Capital SA:
6.38%, 11/15/33		709	732,043
6.00%, 9/30/34		595	596,488
7.72%, 6/04/38		400	461,000
Telecom Italia Finance SA:
6.13%, 11/15/16	EUR	3,400	5,775,298
7.75%, 1/24/33		730	1,294,468
Telecom Italia SpA:
4.88%, 9/25/20		300	447,531
4.50%, 1/25/21		1,190	1,739,880
5.88%, 5/19/23	GBP	650	1,164,171
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	400	616,185
Verizon Communications, Inc.:
3.65%, 9/14/18	USD	7,345	7,855,338
4.50%, 9/15/20		2,820	3,101,977
5.15%, 9/15/23		2,885	3,228,583
5.05%, 3/15/34		9,500	10,139,027
3.85%, 11/01/42		8,819	7,764,803
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	1,303	1,779,738
4.21%, 7/15/20 (a)		570	787,916

			70,932,535
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		25	32,239
CE Energy AS, 7.00%, 2/01/21	EUR	435	636,239
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18	USD	1,199	1,522,038
5.95%, 12/15/36		2,225	2,524,552
Commonwealth Edison Co., 4.70%, 1/15/44		2,670	2,913,945
Duke Energy Carolinas LLC, 4.25%, 12/15/41 (d)		4,015	4,087,146
Duke Energy Corp., 3.75%, 4/15/24		672	690,217
Duke Energy Florida, Inc., 6.40%, 6/15/38		2,716	3,632,981
Entergy Arkansas, Inc., 3.70%, 6/01/24		3,976	4,127,851
Georgia Power Co., 3.00%, 4/15/16		9,205	9,584,366
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,730	3,298,342

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	USD	819	$880,454
5.30%, 6/01/42		1,275	1,499,596
PacifiCorp:
3.60%, 4/01/24		8,260	8,565,182
5.75%, 4/01/37		2,225	2,753,275
Progress Energy, Inc., 4.88%, 12/01/19		416	467,305

			47,215,728
Electrical Equipment — 0.0%
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	305	437,140
Energy Equipment & Services — 0.8%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	USD	2,590	2,614,030
Transocean, Inc.:
6.00%, 3/15/18		13,977	15,787,427
6.50%, 11/15/20		1,620	1,873,626
6.80%, 3/15/38		4,627	5,277,316
Weatherford International Ltd., 5.95%, 4/15/42		2,340	2,653,773

			28,206,172
Food & Staples Retailing — 0.2%
Co-operative Group Holdings, 5.63%, 7/08/20 (e)	GBP	100	181,407
CVS Caremark Corp., 5.30%, 12/05/43	USD	811	916,808
Wal-Mart Stores, Inc.:
4.00%, 4/11/43		3,182	3,048,066
4.30%, 4/22/44		2,335	2,358,364
WM Treasury PLC, 4.63%, 12/03/42	GBP	1,140	1,979,353

			8,483,998
Food Products — 0.1%
Mondelez International, Inc., 2.25%, 2/01/19	USD	3,880	3,906,562
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		3,915	4,002,046
CareFusion Corp.:
1.45%, 5/15/17		1,905	1,903,577
4.88%, 5/15/44		735	742,476
Medtronic, Inc., 3.63%, 3/15/24		1,930	1,979,582

			8,627,681
Health Care Providers & Services — 1.2%
Aetna, Inc., 4.75%, 3/15/44		846	889,375
AmerisourceBergen Corp., 1.15%, 5/15/17		9,530	9,518,850
Coventry Health Care, Inc., 5.45%, 6/15/21		3,862	4,497,334
Express Scripts Holding Co., 1.25%, 6/02/17		3,505	3,498,842
HCA, Inc., 7.25%, 9/15/20		3,925	4,204,656
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	551,295
Priory Group No. 3 PLC, 7.00%, 2/15/18		360	649,216
Tenet Healthcare Corp., 4.75%, 6/01/20	USD	1,977	2,021,483
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,670	1,714,614
Voyage Care BondCo PLC, 11.00%, 2/01/19	GBP	1,800	3,373,152
WellPoint, Inc.:
1.88%, 1/15/18	USD	4,895	4,929,363
2.30%, 7/15/18		4,928	5,020,538
3.30%, 1/15/23		1,520	1,518,191

			42,386,909
Hotels, Restaurants & Leisure — 0.2%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	588	835,342

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Compass Group PLC, 1.88%, 1/27/23	EUR	900	$1,236,117
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	252	458,993
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	1,575	2,466,666
McDonald’s Corp., 2.63%, 6/11/29		600	822,205
Stonegate Pub Co. Financing PLC, 5.27%, 4/15/19 (a)	GBP	200	347,755

			6,167,078
Household Durables — 0.1%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	3,615	3,922,275
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		3,940	3,936,371
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		2,251	2,345,405
Insurance — 2.3%
Achmea BV, 6.00%, 4/04/43 (a)	EUR	997	1,532,428
American International Group, Inc.:
3.80%, 3/22/17	USD	8,228	8,792,507
5.45%, 5/18/17		4,250	4,741,393
3.38%, 8/15/20		6,390	6,640,066
Genworth Holdings, Inc.:
7.63%, 9/24/21		7,515	9,415,213
4.90%, 8/15/23		896	959,110
Manulife Financial Corp., 3.40%, 9/17/15		3,265	3,373,901
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		3,435	3,464,428
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		12,140	12,158,309
2.30%, 4/10/19 (b)		5,185	5,237,642
NN Group NV, 4.63%, 4/08/44 (a)	EUR	2,250	3,217,608
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	381,655
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	8,759	9,192,702
7.38%, 6/15/19		3,780	4,681,156
5.38%, 6/21/20		2,135	2,447,946
XLIT Ltd.:
2.30%, 12/15/18		1,674	1,664,882
5.25%, 12/15/43		764	840,146

			78,741,092
Internet Software & Services — 0.0%
Baidu, Inc., 2.75%, 6/09/19		1,072	1,076,175
IT Services — 0.4%
APX Group, Inc., 6.38%, 12/01/19		962	998,075
Cerved Group SpA, 8.00%, 1/15/21	EUR	300	460,085
International Business Machines Corp., 3.63%, 2/12/24	USD	5,516	5,659,697
MasterCard Inc.:
2.00%, 4/01/19		3,362	3,375,683
3.38%, 4/01/24		2,162	2,194,112

			12,687,652
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		8,693	8,781,460
5.30%, 2/01/44		435	482,813

			9,264,273
Machinery — 0.3%
Caterpillar, Inc., 4.75%, 5/15/64		2,310	2,407,524
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	2,140	2,971,092

Corporate Bonds	Par (000)		Value
Machinery (concluded)
John Deere Capital Corp., 3.35%, 6/12/24	USD	3,525	$3,548,420

			8,927,036
Media — 1.6%
Altice SA, 7.25%, 5/15/22	EUR	1,180	1,712,721
CBS Corp.:
4.63%, 5/15/18	USD	1,825	1,998,229
8.88%, 5/15/19		3,530	4,576,296
5.75%, 4/15/20		1,450	1,680,347
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		4,844	5,219,410
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,285	3,321,241
Comcast Corp.:
5.88%, 2/15/18		6,510	7,504,715
4.75%, 3/01/44		1,040	1,099,963
COX Communications, Inc., 8.38%, 3/01/39 (b)		3,755	5,260,973
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		4,390	4,793,142
5.00%, 3/01/21		2,265	2,528,467
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		368	379,728
NBCUniversal Media LLC:
5.15%, 4/30/20		3,598	4,128,863
4.45%, 1/15/43		1,707	1,712,551
Numericable Group SA:
5.38%, 5/15/22	EUR	610	886,434
5.63%, 5/15/24		415	607,327
Odeon & UCI Finco PLC, 9.00%, 8/01/18	GBP	172	307,988
Time Warner Cable, Inc.:
8.75%, 2/14/19	USD	1,450	1,859,586
6.55%, 5/01/37		2,380	2,961,413
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	340	531,277
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	310	559,710

			53,630,381
Metals & Mining — 0.6%
APERAM, 0.63%, 7/08/21	USD	1,000	1,024,000
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,510	1,668,829
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	300	424,141
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23	USD	2,765	2,756,583
Novelis, Inc., 8.75%, 12/15/20		6,865	7,620,150
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		2,261	2,207,740
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,462,688
Teck Resources Ltd., 4.50%, 1/15/21		1,662	1,749,760
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	405	578,136

			19,492,027
Multiline Retail — 0.0%
Hema Bondco I BV, 5.48%, 6/15/19 (a)		675	919,656
Multi-Utilities — 0.8%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	4,095	4,320,401
CMS Energy Corp.:
3.88%, 3/01/24		1,311	1,362,303
4.88%, 3/01/44		2,861	3,011,503
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (b)		430	457,442
Dominion Resources, Inc., 1.95%, 8/15/16		6,505	6,650,894
DTE Energy Co., 3.50%, 6/01/24		3,165	3,192,358
GDF Suez, 2.65%, 5/19/26	EUR	3,000	4,151,165

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multi-Utilities (concluded)
Pacific Gas & Electric Co., 4.75%, 2/15/44	USD	1,188	$1,264,651
PG&E Corp., 2.40%, 3/01/19		1,690	1,705,245
Virginia Electric and Power Co., 3.45%, 2/15/24		680	695,601

			26,811,563
Oil, Gas & Consumable Fuels — 3.3%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,345	1,417,294
Apache Corp.:
6.00%, 1/15/37		1,455	1,780,943
4.75%, 4/15/43		2,935	3,075,830
4.25%, 1/15/44		1,010	993,328
BP Capital Markets PLC:
2.24%, 5/10/19		12,015	12,118,137
3.25%, 5/06/22		2,790	2,824,501
CONSOL Energy, Inc., 8.25%, 4/01/20		549	594,293
Continental Resources, Inc., 4.90%, 6/01/44 (b)		2,300	2,376,583
Enbridge, Inc., 3.50%, 6/10/24		1,445	1,439,437
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,260	1,340,325
Exxon Mobil Corp., 1.82%, 3/15/19		9,675	9,743,247
Galp Energia SGPS SA, 4.13%, 1/25/19	EUR	900	1,317,213
Hess Corp., 3.50%, 7/15/24	USD	785	786,551
Husky Energy, Inc., 4.00%, 4/15/24		1,375	1,428,433
IVG Finance BV, 1.75%, 3/29/17	EUR	2,000	2,218,266
Kerr-McGee Corp., 6.95%, 7/01/24	USD	2,920	3,750,331
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		730	740,272
4.15%, 2/01/24		4,545	4,609,712
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,925	2,112,687
7.38%, 5/01/22		655	731,963
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		3,995	4,184,763
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		1,105	1,127,100
MEG Energy Corp., 6.50%, 3/15/21 (b)		910	964,600
Noble Energy, Inc.:
8.25%, 3/01/19		2,730	3,441,621
6.00%, 3/01/41		3,070	3,694,199
5.25%, 11/15/43		1,760	1,940,242
Noble Holding International Ltd., 3.95%, 3/15/22		1,525	1,561,997
Peabody Energy Corp., 6.00%, 11/15/18		614	640,095
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,005	4,235,287
5.63%, 4/15/23		1,053	1,097,753
Sabine Pass LNG LP, 7.50%, 11/30/16		5,000	5,525,000
Schlumberger Investment SA, 3.65%, 12/01/23		2,140	2,225,452
Shell International Finance BV:
2.00%, 11/15/18		5,814	5,894,559
4.55%, 8/12/43		3,301	3,476,907
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		2,540	2,621,232
4.63%, 3/01/34		2,135	2,264,439
Western Gas Partners LP, 5.38%, 6/01/21		5,302	6,004,022
The Williams Cos., Inc.:
7.88%, 9/01/21		1,899	2,357,679
3.70%, 1/15/23		1,372	1,319,778
Williams Partners LP, 5.40%, 3/04/44		1,990	2,134,934

			112,111,005

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 0.4%
International Paper Co.:
4.75%, 2/15/22	USD	10,341	$11,402,679
4.80%, 6/15/44		3,500	3,527,615

			14,930,294
Pharmaceuticals — 1.4%
AbbVie, Inc., 4.40%, 11/06/42		3,275	3,179,386
Actavis Funding SCS:
2.45%, 6/15/19 (b)		4,274	4,285,967
3.85%, 6/15/24 (b)		3,443	3,480,363
Actavis, Inc.:
3.25%, 10/01/22		4,070	3,998,677
4.63%, 10/01/42		3,865	3,802,016
Bristol-Myers Squibb Co., 4.50%, 3/01/44		4,623	4,733,074
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		1,420	1,556,121
Novartis Capital Corp., 4.40%, 4/24/20		4,850	5,389,853
Pfizer, Inc.:
2.10%, 5/15/19		7,480	7,516,315
3.40%, 5/15/24		5,545	5,630,526
4.40%, 5/15/44		1,825	1,867,951
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		2,170	2,226,869

			47,667,118
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	326	495,584
Real Estate Investment Trusts (REITs) — 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (b)	USD	5,150	5,169,519
GELF Bond Issuer I SA, 3.13%, 4/03/18	EUR	1,795	2,594,076
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (b)	USD	226	233,345
4.88%, 11/01/20 (b)		355	365,650
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		1,302	1,295,810

			9,658,400
Real Estate Management & Development — 0.1%
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	460	830,538
Series A4, 5.66%, 6/30/27		1,508	2,612,197

			3,442,735
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	USD	1,440	1,416,516
3.75%, 4/01/24		722	745,112
Ryder System, Inc., 2.45%, 9/03/19		3,365	3,377,854
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,195	3,218,438

			8,757,920
Software — 0.2%
First Data Corp., 7.38%, 6/15/19 (b)		2,290	2,458,887
Oracle Corp.:
2.80%, 7/08/21		3,345	3,345,000
4.30%, 7/08/34		1,865	1,865,000

			7,668,887
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	265	359,236
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	278	506,739
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	1,760	1,827,424

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
The Home Depot, Inc., 4.40%, 3/15/45	USD	980	$994,898
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	491	899,198
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	935,369
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	800	1,407,429
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (c)		100	154,025
Punch Taverns Finance B Ltd., 5.94%, 12/30/24		176	304,217

			7,388,535
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
2.10%, 5/06/19	USD	10,610	10,663,496
2.85%, 5/06/21		3,230	3,257,826
Hewlett-Packard Co., 3.75%, 12/01/20		4,145	4,332,557

			18,253,879
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	625	905,590
Tobacco — 0.4%
Altria Group, Inc., 4.00%, 1/31/24	USD	2,317	2,380,787
Philip Morris International, Inc.:
1.13%, 8/21/17		6,365	6,346,140
4.88%, 11/15/43		1,638	1,764,151
Reynolds American, Inc.:
4.75%, 11/01/42		1,365	1,301,641
6.15%, 9/15/43		250	286,287

			12,079,006
Trading Companies & Distributors — 0.3%
Aircastle Ltd., 6.25%, 12/01/19		2,100	2,299,500
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,605	1,773,525
United Rentals North America, Inc.:
5.75%, 7/15/18		753	796,298
7.38%, 5/15/20		3,535	3,906,175
7.63%, 4/15/22		1,874	2,103,565

			10,879,063
Transportation Infrastructure — 0.0%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	300	437,491
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,457,192
Crown Castle International Corp., 5.25%, 1/15/23		2,235	2,329,987
Play Finance 1 SA, 6.50%, 8/01/19 (f)	EUR	405	594,773
Play Finance 2 SA, 5.25%, 2/01/19		210	301,643
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	USD	10,660	12,925,250
Sprint Corp., 7.88%, 9/15/23 (b)		3,190	3,548,875
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,331,475
6.73%, 4/28/22		1,180	1,272,925
6.84%, 4/28/23		375	408,281

			31,170,401
Total Corporate Bonds — 34.2%			1,169,661,904

Floating Rate Loan Interests (a)	Par (000)		Value
Capital Markets — 0.1%
Hellios BV, Facility D2,, 4.51%, 9/30/20	EUR	1,300	$1,795,346
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19	USD	510	510,423
Diversified Telecommunication Services — 0.7%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		12,002	12,012,404
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,091,699
Ziggo BV:
EUR B1 Facility, 3.50%, 1/15/22	EUR	631	858,959
EUR B2 Facility (Unfunded), 1.38% - 3.50%, 1/15/22		407	553,354
EUR B3 Facility, 2.75%, 1/15/22		669	910,883
EUR B4 Facility, 2.75%, 1/15/22		473	643,849

			23,071,148
Health Care Providers & Services — 0.0%
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18	USD	917	918,707
Hotels, Restaurants & Leisure — 0.9%
BRE/Lauderdale Grande LLC, Mezzanine Loan, 7.34%, 3/09/16		6,540	6,540,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		5,756	5,787,273
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		12,151	12,125,925
Motel 6, Loan, 10.00%, 10/15/17		5,976	6,214,803

			30,668,001
Internet Software & Services — 0.1%
Nets Holding A/s, Term Loan Euro, 3.50%, 5/14/21	EUR	1,300	1,782,600
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18	USD	975	977,130
Machinery — 0.0%
Gates Global, Inc., Term Loan Euro, 3.25%, 6/11/21	EUR	435	593,906
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility D, 2.75%, 6/30/16		405	555,810

			1,149,716
Media — 0.0%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		920	1,265,576
Oil, Gas & Consumable Fuels — 0.1%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	USD	4,332	4,364,531
Pharmaceuticals — 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		2,649	2,655,340
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.0%-4.4%, 10/10/16		126	126,290

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Software — 0.2%
First Data Corp., 2018 Dollar Term Loan, 4.15%, 3/23/18	USD	6,090	$6,097,504
Total Floating Rate Loan Interests — 2.2%			75,382,312

Foreign Agency Obligations
Austria — 0.0%
Hypo Alpe-Adria-Bank International AG:
0.29%, 3/20/15 (a)	EUR	250	323,531
2.75%, 8/12/15	CHF	220	238,259

			561,790
Brazil — 0.6%
Petrobras Global Finance BV:
5.38%, 10/01/29	GBP	185	290,848
6.63%, 1/16/34		530	902,783
7.25%, 3/17/44	USD	1,187	1,308,668
Petrobras International Finance Co., 3.88%, 1/27/16		15,335	15,811,152

			18,313,451
China — 0.0%
Nexen Energy ULC, 5.88%, 3/10/35		250	281,810
Germany — 0.1%
HSH Nordbank AG:
1.14%, 2/14/17 (a)	EUR	289	345,371
1.18%, 2/14/17 (a)		1,661	1,985,558
Kreditanstalt Für Wiederaufbau, 0.50%, 7/25/16		800	1,104,301

			3,435,230
Luxembourg — 0.0%
European Financial Stability Facility, 0.50%, 3/07/16		800	1,102,561
Norway — 0.2%
Eksportfinans ASA, 5.50%, 6/26/17	USD	275	294,580
Statoil ASA, 2.90%, 11/08/20		6,595	6,780,313

			7,074,893
Portugal — 0.1%
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	2,000	2,883,746
Total Foreign Agency Obligations — 1.0%			33,653,481

Foreign Government Obligations
Belgium — 0.0%
European Union, 2.50%, 12/04/15		800	1,133,167
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25	USD	6,440	6,526,940
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		4,410	4,546,710

Foreign Government Obligations	Par (000)		Value
Indonesia — 0.3%
Republic of Indonesia:
5.38%, 10/17/23	USD	6,125	$6,500,156
5.88%, 1/15/24		2,720	3,002,200
8.50%, 10/12/35		988	1,309,100
5.25%, 1/17/42		202	191,900

			11,003,356
Italy — 5.1%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16	EUR	900	1,301,765
4.75%, 5/01/17		3,860	5,859,980
1.15%, 5/15/17		87,975	121,490,548
4.75%, 6/01/17		3,860	5,872,190
1.65%, 4/23/20		20,985	29,319,897
5.50%, 11/01/22		6,200	10,412,485

			174,256,865
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23	USD	12,115	12,732,865
Netherlands — 0.0%
Kingdom of the Netherlands, 4.00%, 7/15/16	EUR	800	1,182,420
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 7/21/25	USD	2,470	3,272,750
Portugal — 0.4%
Republic of Portugal, 3.50%, 3/25/15		12,800	12,992,000
Spain — 0.6%
Autonomous Community of Madrid Spain, 3.00%, 7/29/14	CHF	410	462,984
Autonomous Community of Valencia Spain:
3.25%, 7/06/15	EUR	1,280	1,783,201
4.38%, 7/16/15		1,860	2,622,541
Kingdom of Spain:
2.10%, 4/30/17		2,400	3,407,645
5.50%, 7/30/17		2,942	4,595,812
5.50%, 4/30/21		388	654,096
5.40%, 1/31/23		3,330	5,600,902

			19,127,181
Turkey — 0.5%
Republic of Turkey, 8.80%, 9/27/23	TRY	18,839	8,927,762
Turkey Government International Bond, 5.75%, 3/22/24	USD	7,740	8,455,950

			17,383,712
Total Foreign Government Obligations — 7.7%			264,157,966

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.62%, 3/31/48 (a)	EUR	486	643,674
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.31%, 12/25/35 (a)(b)(g)	USD	7	7,000

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36	USD	166	$155,439
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		5	5,495
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (a)		20,386	16,432,898
Series 2007-22, Class 2A16, 6.50%, 9/25/37		21,007	17,060,278
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.69%, 2/25/35 (a)		791	749,037
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.62%, 1/27/36 (a)(b)		6,293	6,241,449
Series 2011-2R, Class 1A1, 2.46%, 3/27/37 (a)(b)		3,200	3,130,953
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		10,984	10,849,857
Series 2011-5R, Class 3A1, 5.41%, 9/27/47 (a)(b)		4,606	4,433,093
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.30%, 12/25/36 (a)		4,657	3,780,411
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (a)	GBP	910	1,602,478
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.42%, 10/25/35 (a)	USD	19,614	17,580,202
Series 2006-2, Class A1, 0.33%, 12/25/36 (a)		5,310	4,674,291
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)		925	903,320
Morgan Stanley Re-REMIC Trust, Series 2010-R9, Class 3B, 5.00%, 11/26/36 (b)		3,006	3,126,395
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.41%, 1/15/39 (a)		482	449,305
Residential Mortgage Securities PLC, Series 26, Class A1, 2.77%, 2/14/41 (a)	GBP	1,745	3,118,668
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.87%, 6/21/55 (a)		709	1,230,425

			96,174,668
Commercial Mortgage-Backed Securities — 8.0%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A1A, 5.77%, 6/10/49 (a)	USD	8,483	9,179,713
Series 2007-3, Class A4, 5.77%, 6/10/49 (a)		2,730	3,004,643
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A3A, 4.62%, 7/10/43		824	833,998
Citigroup Commercial Mortgage Trust:
Series 2014-388G, Class A, 0.90%, 6/15/33 (a)(b)		9,515	9,535,448
Series 2014-GC19, Class A3, 3.75%, 3/10/47		2,785	2,867,464
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		5,945	6,269,567
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		640	714,306

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (a)	USD	3,819	$4,210,104
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,421,063
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		3,755	3,697,774
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		6,268	6,297,975
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		3,196	3,194,034
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,621	2,763,480
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		3,390	3,392,648
Series 2014-UBS3, Class A4, 3.82%, 6/10/47		3,452	3,583,915
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	943,997
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		2,892	2,846,697
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,057,226
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		2,388	2,403,044
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)		3,400	3,653,504
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		349	349,267
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		3,768	3,795,964
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		3,850	3,906,071
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		14,992	14,997,631
German Residential Funding PLC, Series 2013-1, Class E, 4.37%, 8/27/24	EUR	1,173	1,697,052
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42	USD	20	20,342
Series 2007-GG11, Class AJ, 6.06%, 12/10/49 (a)		920	960,417
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		1,670	1,845,535
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39		12,663	12,938,000
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		820	848,941
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		6,048	6,243,248
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)		2,000	2,133,320
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (a)		9,015	9,610,378
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (a)		1,000	1,124,403

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (a)	USD	3,443	$3,440,631
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		1,631	1,736,894
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		3,055	3,143,149
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,670	5,913,827
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		4,160	4,359,880
Series 2007-C1, Class A1A, 5.83%, 6/12/50 (a)		2,845	3,079,696
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.56%, 2/12/39 (a)		3,100	3,276,443
Series 2007-9, Class ASB, 5.64%, 9/12/49		15,601	15,885,016
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (a)		488	499,382
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (a)		6,695	7,310,491
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		2,933	3,204,396
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (a)		7,480	8,242,833
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		438	440,176
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.01%, 7/17/56 (b)(h)		2,400	2,388,154
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)		1,330	1,457,583
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		171	171,931
Series 2011-IO, Class B, 0.00%, 3/23/51 (b)(h)		3,430	3,365,687
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(h)		1,735	1,637,406
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		1,290	1,291,559
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		2,680	2,649,850
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		3,893	3,915,380
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		2,655	2,685,076
New York Mortgage Securitization Trust, Series 2012-1, Class A, 6.65%, 12/27/47 (a)(b)		12,069	12,129,345
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		14,186	15,031,076
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		5,519	5,685,139
SCG Trust, Series 2013-SRP1, Class AJ, 2.10%, 11/15/26 (a)(b)		2,775	2,783,738
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (b)		379	379,263
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		5,547	5,491,932
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		3,690	3,589,802
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (a)		3,775	3,972,433
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		3,001	3,002,340

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45	USD	5,745	$5,727,811

			275,229,488
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class XA, 1.68%, 3/10/46 (a)		54,468	3,893,233
GS Mortgage Securities Corp. II, Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		49,680	1,510,004
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.39%, 4/10/47 (a)		9,739	793,704
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.82%, 11/05/30 (a)(b)		54,590	451,296
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)		25,857	2,421,992
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (a)		4,570	198,781
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.87%, 2/15/46 (a)		21,896	2,082,417
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.93%, 5/25/36 (a)(b)		708	13,282
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.96%, 12/15/45 (a)(b)		36,010	3,799,529
Series 2013-C15, Class XA, 0.85%, 8/15/46 (a)		41,062	1,644,506
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (a)		23,646	2,139,715

			18,948,459
Total Non-Agency Mortgage-Backed Securities — 11.4%			390,352,615

Other Interests (i)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (j)(k)		1,888	—
Lehman Brothers Holdings, Inc. (j)(k)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities
Capital Trusts		Par (000)
Automobiles — 0.1%
Volkswagen International Finance NV:
3.75% (a)(l)	EUR	1,200	1,706,685
4.88% (a)(l)		470	676,998

			2,383,683

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (a)(l)	EUR	1,000	$1,448,035
9.00% (a)(l)	USD	400	448,500
Banco Popular Espanol SA, 11.50% (a)(l)	EUR	900	1,485,006
Banco Santander SA, 7.00% (a)(l)		700	988,128
Barclays PLC:
8.00% (a)(l)		932	1,389,769
8.25% (a)(l)	USD	556	589,360
Danske Bank A/S, 5.75% (a)(l)	EUR	1,400	1,993,701
Lloyds Banking Group PLC, 6.38% (a)(l)		1,266	1,843,614
RBS Capital Trust B, 6.80% (l)	USD	360	361,800
Société Générale SA, 0.00% (a)(l)		1,500	1,477,500
Wells Fargo & Co., 5.90% (a)(l)		2,655	2,816,291

			14,841,704
Capital Markets — 0.2%
Credit Suisse Group AG, 6.25% (a)(b)(l)		3,350	3,370,937
Deutsche Bank AG, 6.30% (a)(l)	EUR	1,800	2,473,786
State Street Capital Trust IV, 1.23%, 6/15/37 (a)	USD	770	654,500

			6,499,223
Chemicals — 0.0%
Solvay Finance SA, 4.20% (a)(l)	EUR	310	441,462
Diversified Financial Services — 0.2%
Bank of America Corp., 5.13% (a)(l)	USD	2,100	2,092,131
HBOS Capital Funding LP, 6.85% (l)		346	349,287
Nationwide Building Society, 6.88% (a)(l)	GBP	1,773	3,110,154

			5,551,572
Electric Utilities — 0.2%
Electricite de France:
4.13% (a)(l)	EUR	1,400	2,003,723
5.00% (a)(l)		600	882,050
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	1,375	1,619,063
5.25%, 1/15/75 (a)	EUR	434	624,882
SSE PLC, 5.03% (a)(l)		1,226	1,739,688

			6,869,406
Insurance — 0.2%
AXA SA, 3.88% (a)(l)		750	1,015,678
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)	USD	1,841	2,287,443
XL Group PLC, 6.50% (a)(l)		4,705	4,646,187

			7,949,308
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(l)		3,600	3,762,000
Multi-Utilities — 0.1%
GDF Suez, 3.25% (a)(l)	EUR	1,900	2,623,072
Pharmaceuticals — 0.1%
Bayer AG:
4.50%, 7/01/74 (a)		1,850	2,562,066
3.45%, 7/01/75 (a)		975	1,352,157

			3,914,223
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.50% (a)(l)	GBP	625	1,070,261
Total Capital Trusts — 1.6%			55,905,914

Preferred Stocks		Shares	Value
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13%		1,919	$45,288
Royal Bank of Scotland Group PLC, 6.60%		9,596	235,582

			280,870
Total Preferred Stocks — 0.0%			280,870

Trust Preferreds
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40		349,440	9,679,488
Total Preferred Securities — 1.9%			65,866,272

Taxable Municipal Bonds	Par (000)
California Educational Facilities Authority RB, 5.00%, 10/01/32	USD	1,750	2,247,700
California Health Facilities Financing Authority RB, 5.00%, 8/15/52		11,000	11,842,270
California Pollution Control Financing Authority RB, 5.00%, 7/01/37 (b)		2,065	2,128,148
Chicago Midway International Airport RB, 5.00%, 1/01/41		1,860	1,942,919
City of Charleston, SC Waterworks & Sewer System RB, 5.00%, 1/01/41		1,655	1,818,448
City of Chicago, IL GO, 5.00%, 1/01/40		3,000	3,025,230
Commonwealth of Pennsylvania GO, 5.00%, 10/15/30		3,160	3,641,363
County of Miami-Dade, FL Aviation Revenue RB, CIFG, 5.00%, 10/01/38		8,770	8,864,891
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/42-11/01/45		21,820	22,751,386
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/44		1,795	1,997,153
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		835	1,144,894
Los Angeles Department of Water & Power RB, 5.00%, 7/01/43		5,000	5,508,100
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		860	1,167,450
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/53		2,000	2,073,900
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		2,000	2,175,580
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		725	884,094
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,059	1,526,072
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		5,000	5,271,600

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Water & Sewer System RB:
5.38%, 6/15/43	USD	4,410	$5,066,605
5.50%, 6/15/43		5,285	6,100,475
5.88%, 6/15/44		835	1,062,980
5.00%, 6/15/47		2,000	2,180,760
New York State Dormitory Authority RB, 5.39%, 3/15/40		805	960,582
New York State Thruway Authority RB, 5.00%, 1/01/27		10,000	11,625,100
New York State Urban Development Corp. RB, 5.00%, 3/15/22-3/15/23		6,500	7,800,845
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,395	1,576,127
Royal Oak Hospital Finance Authority RB, 5.00%, 9/01/39		1,500	1,605,555
South Carolina State Public Service Authority RB, 5.00%, 12/01/49 (m)		5,000	5,356,200
State of California GO:
7.60%, 11/01/40		3,900	5,908,266
5.00%, 4/01/43-5/01/44		14,350	15,918,865
State of Connecticut Special Tax Revenue RB, 5.00%, 10/01/33		1,550	1,758,553
State of Illinois GO:
5.00%, 5/01/24		9,335	10,425,515
5.10%, 6/01/33		3,735	3,742,545
University of California RB, 4.86%, 5/15/12		780	791,411
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		13,140	14,836,505
University of Virginia RB, 5.00%, 6/01/43		1,025	1,157,820
Total Taxable Municipal Bonds — 5.2%			177,885,907

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.6%
Fannie Mae, 6.63%, 11/15/30		1,450	2,059,202
Freddie Mac:
3.75%, 3/27/19 (f)		3,650	4,011,383
4.38%, 7/17/15 (f)		7,950	8,297,272
4.88%, 6/13/18		4,300	4,884,890

			19,252,747
Collateralized Mortgage Obligations — 0.7%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		20	21,403
Series 2014-26, Class KA, 4.00%, 11/01/43-4/01/44		14,378	15,453,634
Freddie Mac, Series 4327, Class A, 4.00%, 11/01/42-8/01/43		7,386	7,882,480

			23,357,517
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32		4,091	4,716,990
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 4212, Class SA, 6.05%, 7/15/38 (a)		3,364	595,092
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.52%, 1/25/21		13,131	1,602,651
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24		34,120	3,116,099

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Ginnie Mae, Series 2012-120, Class IO, 1.00%, 2/16/53	USD	23,158	$1,735,729

			6,454,479
Mortgage-Backed Securities — 60.1%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		4,066	4,197,582
2.50%, 7/01/29 (n)		48,600	49,366,961
2.51%, 10/01/38 (a)		20	21,361
3.00%, 7/01/29-7/01/44 (a)(f)(n)		208,119	207,787,212
3.14%, 3/01/41 (a)		1,962	2,086,606
3.21%, 12/01/40 (a)		3,337	3,493,779
3.50%, 8/01/28-7/01/44 (f)(n)		418,031	431,507,912
4.00%, 1/01/25-7/01/44 (f)(n)		265,321	282,404,685
4.50%, 2/01/25-7/01/44 (f)(n)		128,407	139,050,531
4.99%, 8/01/38 (a)		2,898	3,103,782
5.00%, 5/01/23-1/01/42		33,917	37,815,810
5.50%, 12/01/32-7/01/44 (n)		31,332	35,151,039
6.00%, 2/01/34-7/01/44 (n)		26,580	30,023,931
6.50%, 5/01/40 (f)		11,884	13,399,562
Freddie Mac Mortgage-Backed Securities:
2.19%, 2/01/37 (a)		25	25,641
2.31%, 10/01/36 (a)		38	40,075
2.32%, 2/01/37 (a)		94	99,725
2.50%, 7/01/29 (n)		21,600	21,924,000
2.92%, 6/01/42 (a)		4,532	4,701,818
3.00%, 7/01/29-8/01/43 (f)(n)		70,802	70,565,753
3.02%, 2/01/41 (a)		2,991	3,184,682
3.50%, 7/01/29-7/01/44 (n)(o)		57,006	58,984,428
4.00%, 7/01/29-7/01/44 (n)		57,382	60,811,680
4.50%, 9/01/43-7/01/44 (f)(n)		41,076	44,502,510
5.00%, 7/01/35-7/01/44 (n)		24,080	26,699,908
5.50%, 6/01/41-7/01/44 (f)(n)		14,312	15,957,848
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (a)		1,082	1,126,004
3.00%, 7/15/44 (n)		49,000	49,442,500
3.50%, 2/15/42-7/15/44 (f)(n)		66,469	69,241,497
4.00%, 1/15/42-7/15/44 (f)(n)		212,137	227,204,785
4.50%, 5/20/41-7/15/44 (f)(n)		121,045	132,397,034
5.00%, 12/15/38-7/15/44 (f)(n)		25,693	28,383,691

			2,054,704,332
Total U.S. Government Sponsored Agency Securities — 61.7%			2,109,081,157

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.38%, 5/15/44 (f)		91,781	92,397,677
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (f)		12,316	11,593,362
1.38%, 2/15/44		7,257	7,981,656
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23 (f)		53,587	54,943,138
0.63%, 1/15/24 (f)		45,075	46,709,336

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes:
0.50%, 6/30/16 (f)	USD	48,230	$48,271,430
0.88%, 6/15/17 (f)		205,870	205,950,492
1.63%, 6/30/19 (f)		296,024	296,024,000
2.00%, 5/31/21 (f)		33,943	33,688,427
2.13%, 6/30/21 (f)		76,640	76,628,044
2.50%, 5/15/24 (f)		143,037	142,835,391
Total U.S. Treasury Obligations — 29.8%			1,017,022,953
Total Long-Term Investments (Cost — $5,746,970,016) — 171.1%			5,849,255,277

Short-Term Securities
Borrowed Bond Agreements — 2.3%
Barclays Bank PLC, (0.44)%, Open (Purchased on 5/15/14 to be repurchased at EUR 1,731,487, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, par and fair value of EUR 1,440,000 and $2,285,307, respectively)	EUR	1,731	2,370,926
Barclays Bank PLC, (0.10)%, Open (Purchased on 9/04/13 to be repurchased at EUR 909,035, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 860,000 and $1,319,829, respectively)		914	1,250,944
Barclays Bank PLC, (0.04)%, Open (Purchased on 5/15/14 to be repurchased at EUR 1,740,783, collateralized by Buoni Poliennali Del Tesoro, 4.25% due at 2/01/19, par and fair value of EUR 1,510,000 and $2,339,894, respectively)		1,734	2,374,589
Barclays Bank PLC, 0.00%, Open (Purchased on 11/18/13 to be repurchased at EUR 6,194,231, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 5,985,000 and $9,086,005, respectively)		6,194	8,481,762
Barclays Bank PLC, 0.00%, Open (Purchased on 11/19/13 to be repurchased at EUR 3,062,329, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 2,860,000 and $4,389,197, respectively)		3,062	4,193,248
Barclays Bank PLC, 0.02%, Open (Purchased on 5/15/14 to be repurchased at EUR 1,726,921, collateralized by Buoni Poliennali Del Tesoro, 3.50% due at 12/01/18, par and fair value of EUR 1,540,000 and $2,310,063, respectively)		1,719	2,353,845
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 2,943,542, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 2,600,000 and $4,075,695, respectively)		2,926	4,006,023
Barclays Bank PLC, 0.08%, Open (Purchased on 3/05/14 to be repurchased at EUR 151,476, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 138,000 and $210,033, respectively)		151	206,247

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Barclays Capital, Inc., 0.03%, 07/01/14 (Purchased on 6/24/14 to be repurchased at $11,296,594, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 11,030,000 and $11,289,808, respectively)	USD	11,264	$11,264,387
Credit Suisse Securities (USA) LLC, 0.00%, Open (Purchased on 1/31/14 to be repurchased at $1,691,500, collateralized by Noble Holding International Ltd., 5.25% due at 3/15/42, par and fair value of USD 1,700,000 and $1,760,697, respectively)		1,692	1,691,500
Deutsche Bank Securities, Inc., 0.04%, Open (Purchased on 6/20/14 to be repurchased at $30,491,017, collateralized by U.S. Treasury Notes, 1.63% due at 4/30/19, par and fair value of USD 30,431,000 and $30,488,058, respectively)		30,431	30,431,000
JPMorgan Chase Bank N.A., (0.12)%, Open (Purchased on 5/15/14 to be repurchased at EUR 1,604,602, collateralized by Kingdom of Spain, 4.30% due at 10/31/19, par and fair value of EUR 1,360,000 and $2,136,651, respectively)	EUR	1,598	2,187,508
JPMorgan Chase Bank N.A., (0.10)%, Open (Purchased on 4/04/14 to be repurchased at EUR 925,375, collateralized by Bundesobligation, 0.75% due at 2/24/17, par and fair value of EUR 906,000 and $1,263,611, respectively)		925	1,267,117
JPMorgan Chase Bank N.A., (0.07)%, Open (Purchased on 4/04/14 to be repurchased at EUR 452,868, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, par and fair value of EUR 404,000 and $619,847, respectively)		450	615,900
JPMorgan Chase Bank N.A., 0.00%, Open (Purchased on 4/04/14 to be repurchased at EUR 1,027,607, collateralized by Kingdom of Spain, 2.75% due at 4/30/19, par and fair value of EUR 950,000 and $1,388,642, respectively)		1,018	1,394,227
Morgan Stanley & Co. International PLC, 0.05%, Open (Purchased on 3/06/14 to be repurchased at EUR 3,060,866, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 2,501,000 and $4,309,747, respectively)		3,049	4,174,506
Total Short-Term Securities (Cost — $78,097,732) — 2.3%			78,263,729

Options Purchased
(Cost — $6,700,634) — 0.1%			3,040,155
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $5,831,768,382*) — 173.5%			5,930,559,161

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (n)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
4.50%, 10/01/28-7/01/44	USD	77,800	$(84,239,894)
2.50%, 7/01/29		79,100	(80,348,285)
3.00%, 7/01/29-7/01/44		244,550	(242,448,261)
3.50%, 7/01/29-7/01/44		176,900	(182,300,579)
4.00%, 7/01/29-7/01/44		97,900	(103,901,938)
5.00%, 7/01/44		13,200	(14,658,188)
5.50%, 7/01/44		800	(895,652)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/44		18,000	(17,756,712)
3.50%, 7/01/44		16,100	(16,549,045)
4.50%, 7/01/44		1,800	(1,948,109)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/44		34,200	(35,599,363)
4.00%, 7/15/44		155,400	(166,221,025)
4.50%, 7/15/44		31,100	(33,940,710)
5.00%, 7/15/44		1,100	(1,211,231)
Total TBA Sale Commitments (Proceeds — $974,241,296) — (28.7)%			(982,018,992)

Options Written
(Premiums Received — $2,915,144) — (0.1)%			(1,088,007)

Borrowed Bonds
Corporate Bonds — (0.1)%
Noble Holding International Ltd., 5.25%, 3/15/42		1,700	(1,760,697)
Foreign Government Obligations — (1.0)%
Bundesobligation, 0.75%, 2/24/17	EUR	906	(1,263,611)

Borrowed Bonds	Par (000)		Value
Foreign Government Obligations (concluded)
Bundesrepublik Deutschland, 2.50%, 1/04/21	USD	404	$(619,847)
Buoni Poliennali Del Tesoro,
3.50%, 12/01/18		1,540	(2,310,063)
4.25%, 2/01/19		1,510	(2,339,894)
3.75%, 3/01/21-8/01/21		6,123	(9,296,038)
4.50%, 3/01/26		2,600	(4,075,695)
Kingdom of Spain,
4.10%, 7/30/18		3,720	(5,709,026)
2.75%, 4/30/19		950	(1,388,642)
4.60%, 7/30/19		1,440	(2,285,307)
4.30%, 10/31/19		1,360	(2,136,651)
5.85%, 1/31/22		2,501	(4,309,747)

			(35,734,521)
U.S. Treasury Obligations — (1.2)%
U.S. Treasury Notes:
1.63%, 4/30/19		30,431	(30,488,058)
2.75%, 11/15/23		11,030	(11,289,808)

			(41,777,866)
Total Borrowed Bonds (Proceeds — $75,822,517) — (2.3)%			(79,273,084)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 142.4%			4,868,179,078
Liabilities in Excess of Other Assets — (42.4)%			(1,450,043,349)

Net Assets — 100.0%			$3,418,135,729

Notes to Consolidated Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,930,559,161

Gross unrealized appreciation	$119,170,234
Gross unrealized depreciation	(20,379,455)

Net unrealized appreciation	$98,790,779

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2013	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at June 30, 2014	Value at June 30, 2014	Income
BlackRock Capital Finance LP, Series 1997-R2, Class AP	—	8,540	(1,308)	7,232	$7,000	$1,319
BlackRock Liquidity Funds, TempFund, Institutional Class	51,436,621	—	(51,436,621)[1]	—	—	$5,264
iShares iBoxx $ High Yield Corporate Bond ETF	190,000	—	(190,000)	—	—	$344,318
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—	(114,500)	—	—	$99,593

[1]	Represents net shares sold.

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

(h)	Zero-coupon bond.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Non-income producing security.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	When-issued security.

(n)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(13,725,702)	$(158,483)
BNP Paribas Securities Corp.	$1,955,813	$13,063
Citigroup Global Markets, Inc.	$(2,514,517)	$(17,205)
Credit Suisse Securities (USA) LLC	$(58,526,569)	$(555,720)
Daiwa Capital Markets America, Inc.	$(2,511,402)	$(2,964)
Deutsche Bank Securities, Inc.	$51,153,686	$332,237
Goldman Sachs & Co.	$11,498,943	$(83,645)
J.P. Morgan Securities LLC	$(18,382,444)	$(682,350)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$28,030,465	$278,500
Morgan Stanley & Co. LLC	$(49,443,510)	$(398,697)
Nomura Securities International, Inc.	$(3,025,813)	$(62,094)
RBC Capital Markets, LLC	$3,602,813	$26,797
RBS Securities, Inc.	$(1,850,204)	$(14,204)

(o)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.13%	12/10/13	Open	$8,439,488	$8,444,246
Credit Suisse Securities (USA) LLC	0.13%	12/10/13	Open	27,379,950	27,395,389
Credit Suisse Securities (USA) LLC	0.13%	12/10/13	Open	31,756,000	31,773,907
Barclays Bank PLC	(5.00)%	2/19/14	Open	489,958	489,958
Deutsche Bank Securities, Inc.	0.27%	4/21/14	Open	8,447,000	8,448,314
Bank of Montreal	0.16%	5/20/14	Open	46,941,250	46,944,536
BNP Paribas Securities Corp.	0.14%	5/30/14	Open	11,519,875	11,521,206
Morgan Stanley & Co. LLC	(0.25)%	6/05/14	Open	4,037,813	4,037,813
Credit Suisse Securities (USA) LLC	0.16%	6/11/14	7/14/14	44,065,129	44,068,850
HSBC Securities (USA), Inc.	0.16%	6/11/14	7/14/14	213,211,361	213,229,366
RBC Capital Markets LLC	0.17%	6/16/14	Open	34,562,500	34,565,092
Morgan Stanley & Co. LLC	0.17%	6/19/14	7/21/14	109,863,000	109,869,226
RBC Capital Markets LLC	0.22%	6/24/14	7/21/14	93,434,000	93,437,997
Citigroup Global Markets, Inc.	0.19%	6/25/14	7/14/14	35,917,000	35,918,137
RBC Capital Markets LLC	0.19%	6/25/14	Open	46,310,000	46,311,003
BNP Paribas Securities Corp.	0.10%	6/27/14	Open	47,856,891	47,857,689
Barclays Capital, Inc.	0.12%	6/30/14	7/01/14	11,333,325	11,333,363
BNP Paribas Securities Corp.	0.12%	6/30/14	7/01/14	48,290,288	48,290,448
Credit Suisse Securities (USA) LLC	0.02%	6/30/14	7/01/14	145,129,686	145,129,766
Deutsche Bank Securities, Inc.	(0.06)%	6/30/14	7/01/14	205,870,000	205,870,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.16%	6/30/14	7/01/14	296,024,000	296,025,316
Credit Suisse Securities (USA) LLC	0.15%	6/30/14	Open	33,787,500	33,787,641
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	6/30/14	Open	6,000,000	6,000,033
RBC Capital Markets LLC	0.19%	6/30/14	Open	44,440,000	44,440,210
Total				$1,555,106,014	$1,555,189,506

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
45	CBOE Volatility Index	Chicago Board of Trade	August 2014	USD	600,750	$(13,601)
12	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2014	USD	1,428,360	8,614
(262)	Euro STOXX Banks Index	Eurex	September 2014	USD	2,620,718	162,988
(353)	Euro-Bobl	Eurex	September 2014	USD	61,933,301	(311,157)
(210)	Euro-Bund	Eurex	September 2014	USD	42,273,175	(469,565)
(111)	Euro-Buxl	Eurex	September 2014	USD	20,467,287	(539,971)
(53)	Euro-Schatz	Eurex	September 2014	USD	8,030,919	(1,943)
(102)	Gilt British	NYSE Liffe	September 2014	USD	19,187,842	(29)
(17)	Japanese Government Bonds (10 Year)	Osaka	September 2014	USD	24,441,538	(83,227)
795	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	USD	109,064,062	679,445
(1,649)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	206,408,422	(545,000)
579	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	127,144,781	(84,532)
(268)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	32,015,531	(8,683)
(273)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	USD	40,932,938	(346,224)
(1,390)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	345,710,375	103,003
(720)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	178,722,000	(101,772)
(733)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	181,536,613	(107,162)
(208)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	51,389,000	(34,577)
42	3-month EURIBOR	NYSE Liffe	June 2016	USD	14,334,520	61,808
(26)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	6,406,400	(11,262)
174	3-month EURIBOR	NYSE Liffe	September 2016	USD	59,347,152	466,894
(6)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	1,474,275	442
(6)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	1,470,375	442
(6)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	1,467,225	292
(42)	3-month EURIBOR	NYSE Liffe	June 2017	USD	14,294,263	(95,748)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	1,464,225	(2,634)
(174)	3-month EURIBOR	NYSE Liffe	September 2017	USD	59,162,502	(637,931)
Total						$(1,911,090)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,245,007	USD	4,043,000	Deutsche Bank AG	7/02/14	$138,577
BRL	9,129,094	USD	4,043,000	Goldman Sachs International	7/02/14	86,149
USD	8,086,000	BRL	18,027,737	Goldman Sachs International	7/02/14	(68,063)
TRY	7,317,833	USD	3,415,000	BNP Paribas S.A.	7/08/14	33,124
TRY	20,909,000	USD	9,761,438	Deutsche Bank AG	7/08/14	90,772
TRY	1,498,933	ZAR	7,430,061	BNP Paribas S.A.	7/08/14	8,667
TRY	1,498,934	ZAR	7,423,111	JPMorgan Chase Bank N.A.	7/08/14	9,320
TRY	5,178,133	ZAR	25,646,324	JPMorgan Chase Bank N.A.	7/08/14	31,927
USD	1,366,000	TRY	2,924,469	BNP Paribas S.A.	7/08/14	(11,995)
TRY	98,983,000	USD	46,296,465	Goldman Sachs International	7/10/14	323,670
INR	242,082,100	USD	4,030,000	Deutsche Bank AG	7/21/14	(26,807)
CAD	5,055,000	USD	4,594,519	Deutsche Bank AG	7/23/14	139,864
EUR	26,000,000	USD	35,335,144	Citibank N.A.	7/23/14	269,803
EUR	29,000,000	USD	39,453,050	Citibank N.A.	7/23/14	260,160
EUR	60,550,000	USD	82,685,203	Goldman Sachs International	7/23/14	233,241
GBP	1,400,000	USD	2,342,213	Citibank N.A.	7/23/14	53,279
GBP	1,900,000	USD	3,198,152	The Bank of New York Mellon	7/23/14	52,871
USD	1,715,620	AUD	1,834,000	Bank of America N.A.	7/23/14	(10,543)
USD	4,414,512	CAD	4,800,000	Citibank N.A.	7/23/14	(81,045)

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	244,835	CHF	219,500	Royal Bank of Scotland PLC	7/23/14	$(2,734)
USD	3,668,492	EUR	2,691,000	Bank of America N.A.	7/23/14	(16,620)
USD	6,322,422	EUR	4,630,000	Bank of America N.A.	7/23/14	(17,997)
USD	2,062,518	EUR	1,515,000	Barclays Bank PLC	7/23/14	(12,155)
USD	2,207,073	EUR	1,611,000	Barclays Bank PLC	7/23/14	936
USD	354,915,562	EUR	256,792,000	Barclays Bank PLC	7/23/14	3,259,192
USD	136,857	EUR	100,000	BNP Paribas S.A.	7/23/14	(85)
USD	310,236	EUR	229,000	BNP Paribas S.A.	7/23/14	(3,361)
USD	1,041,444	EUR	766,000	BNP Paribas S.A.	7/23/14	(7,533)
USD	1,359,505	EUR	1,000,000	BNP Paribas S.A.	7/23/14	(9,916)
USD	2,137,398	EUR	1,572,000	BNP Paribas S.A.	7/23/14	(15,332)
USD	4,937,895	EUR	3,602,000	BNP Paribas S.A.	7/23/14	5,241
USD	1,006,669	EUR	730,000	Citibank N.A.	7/23/14	6,992
USD	1,311,483	EUR	960,000	Citibank N.A.	7/23/14	(3,161)
USD	21,039,962	EUR	15,476,000	Deutsche Bank AG	7/23/14	(153,198)
USD	17,542,593	EUR	12,807,000	Goldman Sachs Bank USA	7/23/14	4,418
USD	27,775,610	EUR	20,110,000	Goldman Sachs Bank USA	7/23/14	236,553
USD	2,044,379	EUR	1,500,000	Royal Bank of Scotland PLC	7/23/14	(9,753)
USD	756,728	EUR	555,000	Toronto-Dominion Bank	7/23/14	(3,301)
USD	117,362,890	EUR	86,429,000	Toronto-Dominion Bank	7/23/14	(994,802)
USD	42,254	EUR	31,000	UBS AG	7/23/14	(198)
USD	547,969	EUR	405,000	UBS AG	7/23/14	(6,647)
USD	1,156,245	EUR	850,000	UBS AG	7/23/14	(7,763)
USD	848,334	GBP	504,000	Barclays Bank PLC	7/23/14	(14,043)
USD	43,385,561	GBP	25,825,000	Barclays Bank PLC	7/23/14	(802,695)
USD	801,211	GBP	475,000	Citibank N.A.	7/23/14	(11,545)
USD	12,115,745	ZAR	128,061,000	UBS AG	7/23/14	124,673
ZAR	132,373,000	USD	12,524,132	JPMorgan Chase Bank N.A.	7/23/14	(129,304)
USD	6,250,000	RUB	228,218,750	Deutsche Bank AG	7/25/14	(427,000)
USD	4,798,000	RUB	167,834,040	Morgan Stanley Capital Services LLC	7/25/14	(112,324)
USD	6,255,000	RUB	230,778,225	Morgan Stanley Capital Services LLC	7/25/14	(496,883)
INR	81,170,920	USD	1,343,000	BNP Paribas S.A.	7/28/14	(3,133)
INR	162,415,715	USD	2,687,000	BNP Paribas S.A.	7/28/14	(6,047)
BRL	18,192,691	USD	8,086,000	Goldman Sachs International	8/04/14	59,798
USD	3,850,000	BRL	8,587,425	Goldman Sachs International	8/04/14	4,971
USD	624,476	EUR	456,000	Bank of America N.A.	8/05/14	64
AUD	1,786,000	EUR	1,227,674	Bank of America N.A.	9/17/14	(7,057)
AUD	3,637,000	EUR	2,472,216	Citibank N.A.	9/17/14	23,723
EUR	740,000	GBP	591,291	Goldman Sachs International	9/17/14	2,324
GBP	3,078,811	EUR	3,805,000	Barclays Bank PLC	9/17/14	53,824
GBP	3,609,000	USD	6,095,240	Barclays Bank PLC	9/17/14	77,089
PLN	24,215,870	EUR	5,850,000	Barclays Bank PLC	9/17/14	(78,751)
USD	23,480,598	AUD	25,221,892	Bank of America N.A.	9/17/14	(166,681)
USD	15,900,000	CAD	17,378,795	Royal Bank of Scotland PLC	9/17/14	(354,478)
USD	6,118,771	GBP	3,609,000	Barclays Bank PLC	9/17/14	(53,559)
USD	16,990,000	JPY	1,737,601,280	Bank of America N.A.	9/17/14	(172,136)
USD	4,722,135	TRY	10,477,000	Deutsche Bank AG	12/04/14	(65,581)
USD	4,925,537	TRY	10,782,000	Deutsche Bank AG	12/04/14	(1,556)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,453,814	TRY	20,909,000	Deutsche Bank AG	12/04/14	$(101,054)
USD	1,194,222	TRY	2,583,939	Goldman Sachs International	12/04/14	13,430
BRL	4,948,329	USD	2,023,856	JPMorgan Chase Bank N.A.	3/03/15	70,497
USD	1,021,150	BRL	2,439,017	Goldman Sachs International	3/03/15	(11,151)
USD	1,049,126	BRL	2,500,696	Morgan Stanley & Co. International PLC	3/03/15	(9,280)
USD	3,303,888	TRY	7,368,000	Deutsche Bank AG	3/03/15	(173,881)
TRY	2,664,209	USD	1,160,521	Bank of America N.A.	5/07/15	19,826
USD	494,829	TRY	1,121,629	Bank of America N.A.	5/07/15	(2,096)
USD	662,912	TRY	1,519,195	Bank of America N.A.	5/07/15	(10,150)
USD	686,041	TRY	1,554,466	Bank of America N.A.	5/07/15	(2,648)
USD	2,340,978	TRY	5,278,203	BNP Paribas S.A.	5/07/15	2,530
USD	1,152,400	TRY	2,645,335	Deutsche Bank AG	5/07/15	(19,585)
USD	1,635,738	TRY	3,684,174	Deutsche Bank AG	5/07/15	3,507
USD	1,335,919	TRY	3,012,631	Goldman Sachs International	5/07/15	1,207
USD	6,343,201	TRY	14,250,000	Bank of America N.A.	5/26/15	53,518
USD	2,444,268	TRY	5,526,000	Deutsche Bank AG	5/26/15	5,195
USD	3,256,287	TRY	7,368,000	Deutsche Bank AG	5/26/15	4,190
USD	1,596,515	TRY	3,573,000	Goldman Sachs International	5/26/15	19,459
USD	3,176,727	TRY	7,147,000	Goldman Sachs International	5/26/15	22,175
USD	4,729,968	TRY	10,720,000	Goldman Sachs International	5/26/15	(1,639)
USD	4,734,982	TRY	10,720,000	Goldman Sachs International	5/26/15	3,375
USD	4,858,022	TRY	11,052,000	Goldman Sachs International	5/26/15	(358,631)
Total						$754,234

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	99.25	7/11/14	65	$3,250
CBOE Volatility Index	Put	USD	13.00	7/16/14	1,067	118,437
E-Mini S&P 500 Index Futures	Put	USD	1,895.00	7/18/14	77	16,170
U.S. Treasury Notes (10 Year)	Put	USD	123.50	7/25/14	1,100	103,125
U.S. Treasury Notes (10 Year)	Put	USD	121.50	7/25/14	1,100	17,188
U.S. Treasury Notes (10 Year)	Put	USD	124.00	7/25/14	917	157,609
U.S. Treasury Notes (10 Year)	Put	USD	122.00	7/25/14	917	14,328
Euro Dollar 2-Year Mid-Curve	Put	USD	98.00	9/12/14	239	31,369
Euro Dollar 1-Year Mid-Curve	Put	USD	98.75	12/12/14	5,651	918,288
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	2,456	276,300
Euro Dollar 1-Year Mid-Curve	Put	USD	98.88	12/12/14	2,032	482,600
Total						$2,138,664

•	OTC options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Call	GBP	0.82	7/07/14	EUR	3,805	$20
USD Currency	Barclays Bank PLC	Call	JPY	112.00	7/17/14	USD	5,080	—
USD Currency	BNP Paribas S.A.	Call	JPY	105.00	7/17/14	USD	8,450	94
USD Currency	Barclays Bank PLC	Call	MXN	13.60	8/07/14	USD	5,150	3,933
USD Currency	Bank of America N.A.	Put	TRY	2.15	7/01/14	USD	8,225	94,494
USD Currency	Bank of America N.A.	Put	TRY	2.08	7/01/14	USD	8,225	1

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC options purchased as of June 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	Put	MXN	12.60	7/02/14	USD	13,840	$1
USD Currency	Goldman Sachs International	Put	MXN	12.90	7/02/14	USD	5,536	1,445
USD Currency	Goldman Sachs International	Put	MXN	12.90	7/02/14	USD	3,691	964
GBP Currency	Citibank N.A.	Put	USD	1.70	7/03/14	GBP	62,305	24,855
USD Currency	Bank of America N.A.	Put	TRY	2.09	7/14/14	USD	8,117	9,807
USD Currency	Barclays Bank PLC	Put	MXN	12.60	8/07/14	USD	10,300	4,500
USD Currency	Goldman Sachs International	Put	MXN	12.95	8/07/14	USD	10,300	62,077
AUD Currency	Barclays Bank PLC	Put	USD	0.90	12/19/14	AUD	21,955	185,886
Total								$388,077

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	17,315	$57,920
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	13,909	46,527
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	25,821	108,856
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.04%	Pay	3-month LIBOR	7/03/14	USD	55,805	6
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.98%	Pay	3-month LIBOR	9/03/14	USD	13,100	22,774
1.5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.75%	Pay	3-month LIBOR	12/15/14	USD	54,348	58,517
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Pay	3-month LIBOR	12/16/14	USD	32,609	36,186
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.87%	Pay	3-month LIBOR	12/18/14	USD	4,400	26,968
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.89%	Pay	3-month LIBOR	12/22/14	USD	4,390	25,649
Total									$383,403

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
iShares Russell 2000 Index (ETF)	Call	USD	120.00	7/03/14	1,630	$(13,040)
CBOE Volatility Index	Call	USD	13.00	7/16/14	1,049	(58,744)
Euro Dollar 2-Year Mid-Curve	Call	USD	98.38	9/12/14	136	(34,850)
iShares Russell 2000 Index (ETF)	Put	USD	113.00	7/03/14	1,630	(6,520)
E-Mini S&P 500 Index Futures	Put	USD	1,855.00	7/18/14	77	(8,662)
U.S. Treasury Notes (10 Year)	Put	USD	123.00	7/25/14	1,834	(85,969)
U.S. Treasury Notes (10 Year)	Put	USD	122.50	7/25/14	2,201	(68,781)
CBOE Volatility Index	Put	USD	13.00	8/20/14	1,067	(106,700)
Euro Dollar 2-Year Mid-Curve	Put	USD	97.63	9/12/14	125	(3,125)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	1,228	(84,425)
Total						$(470,816)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.80%	Pay	1-day BZDIOVER	7/01/14	BRL	31,931	$(114,495)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	10.80%	Pay	1-day BZDIOVER	1/02/15	BRL	11,800	(9,628)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	23,719	(26,682)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	25,821	(58,826)
1-Year Interest Rate Swap	Citibank N.A.	Call	6.50%	Pay	3-month JIBAR	5/19/15	ZAR	318,380	(52,896)
1.5-Year Interest Rate Swap	Goldman Sachs International	Put	1.10%	Receive	3-month LIBOR	12/15/14	USD	27,250	(8,355)
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Receive	3-month LIBOR	12/16/14	USD	16,350	(5,197)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	44,240	(300)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	15,846	(15,490)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	10,432	(10,199)
Total									$(302,068)

•	OTC options written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	BNP Paribas S.A.	Call	JPY	108.00	7/17/14	USD	8,450	$(1)
USD Currency	Goldman Sachs International	Call	MXN	13.60	8/07/14	USD	5,150	(3,933)
USD Currency	Bank of America N.A.	Put	TRY	2.08	7/01/14	USD	8,225	(1)
USD Currency	Bank of America N.A.	Put	TRY	2.15	7/01/14	USD	8,225	(94,494)
USD Currency	Deutsche Bank AG	Put	MXN	12.90	7/02/14	USD	9,227	(2,409)
USD Currency	Goldman Sachs International	Put	MXN	12.60	7/02/14	USD	5,536	(1)
USD Currency	Goldman Sachs International	Put	MXN	12.60	7/02/14	USD	8,304	(1)
USD Currency	Bank of America N.A.	Put	TRY	2.04	7/14/14	USD	8,117	(373)
USD Currency	Barclays Bank PLC	Put	MXN	12.95	8/07/14	USD	10,300	(62,077)
USD Currency	Goldman Sachs International	Put	MXN	12.60	8/07/14	USD	10,300	(4,500)
AUD Currency	Barclays Bank PLC	Put	USD	0.93	8/21/14	AUD	10,980	(47,727)
AUD Currency	Barclays Bank PLC	Put	USD	0.88	12/19/14	AUD	21,955	(99,606)
Total								$(315,123)

•	OTC structured options as of June 30, 2014 were as follows:

Description	Counterparty	Expiration Date	Units	Market Value
Call on Global Dispersion, Strike=9.8%	Bank of America N.A.	1/23/15	8,610,000	$130,011

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Centrally cleared credit default swaps - buy protection outstanding as of June 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Europe Crossover Series 20 Version 1	5.00%	InterContinental Exchange	12/20/18	EUR	3,340	$(118,385)
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	EUR	20,895	(556,671)
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	USD	31,066	(615,143)
Total						$(1,290,199)

•	Centrally cleared credit default swaps - sold protection outstanding as of June 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 2	5.00%	Chicago Mercantile	12/20/18	B+	USD	4,554	$91,698
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	6,955	8,085
Total							$99,783

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	12,695	$31,706
2.26%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	5/02/16[2]	5/02/18	CAD	8,850	(24,519)
2.28%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	5/02/16[2]	5/02/18	CAD	8,800	(28,274)
2.28%[3]	3-month LIBOR	Chicago Mercantile	5/06/16[2]	5/06/18	USD	8,000	31,417
2.40%[3]	3-month LIBOR	Chicago Mercantile	5/07/16[2]	5/07/18	USD	8,000	50,065
2.22%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	6/17/16[2]	6/17/18	CAD	8,000	(10,291)
2.38%[3]	3-month LIBOR	Chicago Mercantile	6/19/16[2]	6/19/18	USD	7,300	28,986
1.72%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD	94,050	(505,518)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/25/23	JPY	1,675,380	(262,293)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/28/23	JPY	1,827,685	(238,834)
2.79%[1]	6-month LIBOR	Chicago Mercantile	N/A	2/26/24	GBP	10,060	(193,541)
2.82%[1]	6-month LIBOR	Chicago Mercantile	N/A	4/07/24	GBP	2,844	(84,413)
2.72%[3]	3-month LIBOR	Chicago Mercantile	N/A	6/17/24	USD	3,200	35,992
Total							$(1,169,517)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Master Portfolio pays the floating rate and receives the fixed rate.

•	OTC credit default swaps - buy protection outstanding as of June 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	12,800	$(46,385)	$364,882	$(411,267)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,200	(4,452)	54,813	(59,265)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,350	(5,009)	61,665	(66,674)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	(78,843)	83,484	(162,327)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(126,848)	(27,225)	(99,623)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(20,368)	(17,232)	(3,136)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(20,368)	(17,232)	(3,136)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps — buy protection outstanding as of June 30, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	120	$(18,801)	$(16,233)	$(2,568)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(427,855)	351,347	(779,202)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(41,606)	204,576	(246,182)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,000	22,513	1,190,397	(1,167,884)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(2,148,302)	(7,328)	(2,140,974)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,975	(432,837)	236,628	(669,465)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	(86,841)	(31,399)	(55,442)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,200	(70,745)	(1,357)	(69,388)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,250	(27,635)	(1,064)	(26,571)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,330	(15,334)	50,911	(66,245)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	800	(19,812)	22,025	(41,837)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(55,086)	274,151	(329,237)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	900	(22,289)	24,778	(47,067)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	1,810	(47,192)	39,125	(86,317)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	925	(24,117)	40,166	(64,283)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(458,730)	412,966	(871,696)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	995	(25,943)	44,083	(70,026)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(108,656)	(31,706)	(76,950)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	90	(17,156)	(8,683)	(8,473)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(125,856)	(36,761)	(89,095)
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	(245,905)	(113,481)	(132,424)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(121,332)	(35,854)	(85,478)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	2,709	36,137	(33,428)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	2,934	44,325	(41,391)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	2,929	33,970	(31,041)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(3,130)	116	(3,246)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,975	(469,156)	89,835	(558,991)
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	530	(106,127)	(53,776)	(52,351)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(35,117)	(8,234)	(26,883)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(75,560)	(17,370)	(58,190)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	136	330	3,653	(3,323)
Koninklijke KPN NV	1.00%	Citibank N.A.	3/20/19	EUR	30	(368)	310	(678)
Koninklijke KPN NV	1.00%	Credit Suisse International	3/20/19	EUR	20	(244)	185	(429)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	3/20/19	EUR	45	(6,137)	(3,912)	(2,225)
Koninklijke KPN NV	1.00%	Deutsche Bank AG	3/20/19	EUR	15	(183)	146	(329)
Tesco PLC	1.00%	Goldman Sachs International	3/20/19	EUR	20	(358)	(95)	(263)
Banco Bilbao Vizcaya Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	75	(10,230)	(6,591)	(3,639)
Banco Bilbao Vizcaya Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	50	(6,820)	(4,317)	(2,503)
Banco Bilbao Vizcaya Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	30	(4,092)	(2,608)	(1,484)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(27,213)	(25,325)	(1,888)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	90	(1,494)	(819)	(675)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	105	(1,742)	(886)	(856)
Koninklijke KPN NV	1.00%	Barclays Bank PLC	6/20/19	EUR	1,035	(9,959)	4,242	(14,201)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	150	(2,490)	(1,266)	(1,224)

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps — buy protection outstanding as of June 30, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Iberdrola SA	1.00%	BNP Paribas S.A.	6/20/19	EUR	315	$(7,806)	$(2,651)	$(5,155)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	(15,574)	(13,267)	(2,307)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	135	(2,240)	(1,219)	(1,021)
Iberdrola SA	1.00%	Credit Suisse International	6/20/19	EUR	315	(7,807)	(2,835)	(4,972)
Koninklijke KPN NV	1.00%	Credit Suisse International	6/20/19	EUR	554	(5,362)	2,970	(8,332)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(15,403)	(14,335)	(1,068)
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR	300	(4,749)	(1,144)	(3,605)
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR	290	(4,590)	(532)	(4,058)
Enel SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	475	(8,981)	(4,275)	(4,706)
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	475	(11,933)	(4,310)	(7,623)
Koninklijke KPN NV	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	1,160	(11,161)	4,995	(16,156)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	19,023	46,302	(27,279)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	18,510	52,391	(33,881)
MCDX.NA. Series 22 Version 1	1.00%	Citibank N.A.	6/20/19	USD	13,700	(197,658)	(141,219)	(56,439)
United Mexican States	1.00%	BNP Paribas S.A.	9/20/19	USD	3,900	(68,116)	(62,069)	(6,047)
United Mexican States	1.00%	Deutsche Bank AG	9/20/19	USD	2,850	(49,777)	(48,525)	(1,252)
Total						$(5,946,932)	$3,008,439	$(8,955,371)

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC+	EUR	590	$(8,097)	$(53,698)	$45,601
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	73,605	(161,647)	235,252
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	73,429	(17,261)	90,690
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	80,965	(103,066)	184,031
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	2,148,303	69,682	2,078,621
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	370	44,559	(23,888)	68,447
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	550	66,235	(36,494)	102,729
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	1,500	(17,316)	(113,663)	96,347
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	180	(2,079)	(14,165)	12,086
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	300	34,995	2,671	32,324
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	310	36,161	2,883	33,278
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	4,500	76,684	(207,255)	283,939
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	37	339	(2,216)	2,555
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B	EUR	660	122,387	30,737	91,650
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B	EUR	650	120,532	23,524	97,008
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B	EUR	660	122,387	30,737	91,650
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,200	104,205	5,186	99,019
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,250	40,705	1,663	39,042
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	1,810	45,968	(36,569)	82,537
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	925	23,492	(39,757)	63,249
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	995	25,270	(42,545)	67,815
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,260	27,797	(3,372)	31,169

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	2,110	$78,226	$14,927	$63,299
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	1,190	37,143	11,343	25,800
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	530	83,379	40,849	42,530
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	1,180	27,142	16,009	11,133
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	3,142	93	3,049
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	13,419	2,260	11,159
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB+	EUR	1,160	288,361	251,168	37,193
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB+	EUR	1,660	412,654	356,183	56,471
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB+	EUR	830	206,327	178,903	27,424
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	130	(67,647)	(60,200)	(7,447)
Banco Santander SA	3.00%	Deutsche Bank AG	3/20/19	BBB+	EUR	45	6,336	3,969	2,367
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB	EUR	75	10,561	6,615	3,946
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB+	EUR	50	7,040	4,380	2,660
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB	EUR	30	4,224	2,646	1,578
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	52,514	46,434	6,080
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	52,514	47,336	5,178
J Sainsbury PLC	1.00%	Goldman Sachs International	3/20/19	Not Rated	EUR	20	102	(149)	251
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	4,531	(54,179)	(84,246)	30,067
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	3,880	(46,393)	(92,703)	46,310
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	80	13,024	8,047	4,977
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	48	5,526	932	4,594
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	125	14,391	6,444	7,947
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	72	8,290	546	7,744
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	50	5,757	1,943	3,814
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	47	5,426	1,969	3,457
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	73	8,389	2,832	5,557
Barrick Gold Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB	USD	2,385	(27,848)	(65,384)	37,536
British Telecommunications PLC	1.00%	Bank of America N.A.	6/20/19	BBB	EUR	550	17,409	14,165	3,244
British Telecommunications PLC	1.00%	HSBC Bank PLC	6/20/19	BBB	EUR	915	28,963	22,574	6,389
E. ON SE	1.00%	BNP Paribas S.A.	6/20/19	A-	EUR	315	9,286	4,520	4,766
E. ON SE	1.00%	JPMorgan Chase Bank N.A.	6/20/19	A-	EUR	475	14,002	7,095	6,907
Hochtief AG	5.00%	Citibank N.A.	6/20/19	Not Rated	EUR	70	13,436	10,112	3,324
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	460	88,297	67,868	20,429
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	155	29,751	23,655	6,096
Hochtief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	155	29,752	23,866	5,886
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	A	EUR	170	3,916	342	3,574
J Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	Not Rated	EUR	300	477	(3,575)	4,052
J Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	Not Rated	EUR	300	476	(2,987)	3,463
MCDX.NA. Series 12	1.00%	Citibank N.A.	6/20/19	AA	USD	13,700	(83,732)	(102,791)	19,059
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	150	25,329	20,817	4,512
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	115	19,419	16,583	2,836
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	50	8,443	7,226	1,217

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rexel SA	5.00%	Deutsche Bank AG	6/20/19	BB	EUR	115	$19,419	$17,194	$2,225
RWE AG	1.00%	Credit Suisse International	6/20/19	BBB+	EUR	315	9,168	4,080	5,088
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB+	EUR	475	13,825	6,188	7,637
Teck Resources Ltd.	1.00%	Barclays Bank PLC	6/20/19	BBB	USD	1,170	(15,202)	(42,349)	27,147
Transocean, Inc.	1.00%	Citibank N.A.	6/20/19	BBB-	USD	1,610	(27,796)	(44,293)	16,497
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	2,250	(38,844)	(70,181)	31,337
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	350	(6,042)	(10,902)	4,860
TUI AG	5.00%	Barclays Bank PLC	6/20/19	B	EUR	60	12,904	10,079	2,825
TUI AG	5.00%	Citibank N.A.	6/20/19	B	EUR	150	32,259	25,492	6,767
TUI AG	5.00%	Credit Suisse International	6/20/19	B	EUR	150	32,259	25,404	6,855
TUI AG	5.00%	Credit Suisse International	6/20/19	B	EUR	150	32,258	25,503	6,755
TUI AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B	EUR	150	32,259	26,259	6,000
TUI AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B	EUR	90	19,355	15,424	3,931
Vodafone Group PLC	1.00%	Bank of America N.A.	6/20/19	A-	EUR	805	25,296	19,601	5,695
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/19	A-	EUR	1,045	32,837	25,069	7,768
Vodafone Group PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/19	A-	EUR	910	28,596	22,824	5,772
British Sky Broadcasting Group PLC	1.00%	Credit Suisse International	9/20/19	BBB+	EUR	665	637	4,423	(3,786)
British Sky Broadcasting Group PLC	1.00%	Credit Suisse International	9/20/19	BBB+	EUR	370	355	1,793	(1,438)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	3,172	(167,247)	(261,125)	93,878
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(12,507)	(19,962)	7,455
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(25,014)	(41,095)	16,081
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(54,521)	(107,668)	53,147
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(58,742)	(122,508)	63,766
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(58,741)	(113,832)	55,091
CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	2,130	(50,116)	(80,337)	30,221
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(32,756)	(88,615)	55,859
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(178,021)	(462,772)	284,751
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	2,320	(82,602)	(226,289)	143,687
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(89,108)	(290,615)	201,507
Total							$3,987,738	$(1,629,107)	$5,616,845

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10.84%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/14	BRL	337,891	$(12,929)	$335	$(13,264)
12.05%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	30,665	237,670	(825)	238,495
11.77%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	28,932	210,168	(10,351)	220,519
11.87%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	27,200	156,275	(1,443)	157,718

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC interest rate swaps outstanding as of June 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	27,175	$155,511	$(1,169)	$156,680
11.76%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	26,591	126,704	(531)	127,235
11.22%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	21,750	9,246	(222)	9,468
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	11,845	76,937	(277)	77,214
7.08%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	5/14/15[3]	5/14/16	ZAR	159,190	(15,427,925)	(15,410,455)	(17,470)
7.09%[2]	3-month JIBAR	Deutsche Bank AG	5/15/15[3]	5/15/16	ZAR	159,195	(15,338,105)	(15,321,944)	(16,161)
7.05%[2]	3-month JIBAR	HSBC Bank PLC	5/23/15[3]	5/23/16	ZAR	149,000	(14,487,856)	(14,466,019)	(21,837)
11.59%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	9,928	8,646	(379)	9,025
11.34%[2]	1-day BZDIOVER	Barclays Bank PLC	N/A	1/02/17	BRL	8,998	(18,657)	(120)	(18,537)
11.50%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/17	BRL	6,373	(92)	(110)	18
11.51%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/17	BRL	17,727	(1,142)	(307)	(835)
11.49%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	8,248	(2,759)	(139)	(2,620)
4.04%[1]	7-day China Fixing Repo Rates	Barclays Bank PLC	N/A	6/27/19	CNY	26,960	10,090	145	9,945
4.05%[1]	7-day China Fixing Repo Rates	Barclays Bank PLC	N/A	6/27/19	CNY	18,083	5,842	—	5,842
4.04%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	6/30/19	CNY	18,689	7,639	—	7,639
4.04%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	6/30/19	CNY	17,154	7,012	16	6,996
4.03%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	6/30/19	CNY	13,107	6,552	—	6,552
4.05%[1]	7-day China Fixing Repo Rates	Morgan Stanley Capital Services LLC	N/A	6/30/19	CNY	17,754	5,851	17	5,834
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	9,510	(731,489)	—	(731,489)
Total							$(44,996,811)	$(45,213,778)	$216,967

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

[3]	Forward swap.

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx GBP Corporate Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/14	GBP	3,160	$5,336,015	$5,245,600	$90,415
Telecom Italia SpA	3-month EURIBOR minus 0.25%	JPMorgan Chase Bank N.A.	11/08/14	EUR	1,244	(2,081,259)	(1,658,869)	(422,390)

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	3-month EURIBOR minus 0.50%	Citibank N.A.	11/12/14	EUR	51	$(38,131)	$67,667	$(105,798)
iBoxx GBP Corporate Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/14	GBP	11,760	19,997,533	19,992,000	5,533
Repsol SA	3-month EURIBOR minus 0.50%	Citibank N.A.	1/19/15	EUR	1	(38,949)	(1,854)	(37,095)
UniCredit SpA	3-month EURIBOR plus 0.10%	Bank of America N.A.	1/21/15	EUR	49	(77,718)	(66,216)	(11,502)
Volkswagen AG	3-month EURIBOR minus 0.25%	BNP Paribas S.A.	1/30/15	EUR	2	(8,262)	(3,072)	(5,190)
Volkswagen AG	3-month EURIBOR minus 0.25%	BNP Paribas S.A.	1/30/15	EUR	2	3,933	2,554	1,379
Volkswagen AG	3-month EURIBOR minus 0.25%	BNP Paribas S.A.	2/02/15	EUR	3	(9,093)	(4,473)	(4,620)
Volkswagen AG	3-month EURIBOR minus 0.10%	JPMorgan Chase Bank N.A.	4/02/15	EUR	7	9,853	9,538	315
Volkswagen AG	3-month EURIBOR minus 0.10%	JPMorgan Chase Bank N.A.	4/02/15	EUR	6	(9,844)	(8,890)	(954)
Volkswagen AG	3-month EURIBOR minus 0.10%	JPMorgan Chase Bank N.A.	4/02/15	EUR	4	8,141	4,861	3,280
Volkswagen AG	3-month EURIBOR minus 0.10%	JPMorgan Chase Bank N.A.	4/02/15	EUR	0	3,796	(550)	4,346
Banco Santander SA	3-month EURIBOR minus 0.30%	Bank of America N.A.	4/09/15	EUR	58	43,549	80,883	(37,334)
Telecom Italia SpA	3-month EURIBOR minus 0.40%	Citibank N.A.	5/04/15	EUR	804	1,132,547	1,116,140	16,407
Telecom Italia SpA	3-month EURIBOR minus 0.40%	Citibank N.A.	5/07/15	EUR	809	1,140,178	1,123,649	16,529
Volkswagen AG	3-month EURIBOR minus 0.20%	Bank of America N.A.	5/22/15	EUR	3	(8,028)	(4,768)	(3,260)
Volkswagen AG	3-month EURIBOR minus 0.40%	Bank of America N.A.	5/22/15	EUR	3	(4,861)	(4,768)	(93)
Telecom Italia SpA	3-month EURIBOR minus 0.25%	BNP Paribas S.A.	6/11/15	EUR	112	161,971	150,676	11,295
Telecom Italia SpA	3-month EURIBOR minus 0.25%	BNP Paribas S.A.	6/12/15	EUR	297	431,285	400,830	30,455
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	957	(541)	(612)	71
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	912	(515)	(855)	340

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	729	$(411)	$1,140	$(1,551)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	2,325	(1,312)	(2,527)	1,215
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	2,051	(1,158)	5,197	(6,355)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	2,006	(1,133)	(3,131)	1,998
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,869	(1,056)	1,399	(2,455)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	1,504	(849)	(5,273)	4,424
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,416	(1,364)	(1,872)	508
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,370	(1,339)	(26,115)	24,776
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	2,051	(1,158)	(5,506)	4,348
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,006	1,132	(848)	1,980
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	1,869	1,055	(1,865)	2,920
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,413	(798)	2,208	(3,006)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,048	(592)	6,232	(6,824)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,003	(566)	(6,897)	6,331
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,003	(566)	(3,319)	2,753
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	1,003	566	812	(246)

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,003	$(566)	$164	$(730)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	957	(540)	4	(544)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	957	(540)	2,393	(2,933)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	912	515	(3,198)	3,713
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	820	(463)	2,660	(3,123)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	729	(411)	1,140	(1,551)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	1,823	1,029	(4,118)	5,147
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/41	USD	912	515	(1,774)	2,289
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	2,552	(1,441)	(16,588)	15,147
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	2,051	(1,158)	(7,984)	6,826
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	957	541	(1,254)	1,795
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	912	514	(2,914)	3,428
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	684	(386)	1,068	(1,454)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,142	(1,210)	3,286	(4,496)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,094	(618)	(4,304)	3,686
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,003	(567)	(2,379)	1,812

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	905	$(131)	$4,742	$(4,873)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/41	USD	1,811	(261)	7,221	(7,482)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	2/12/41	USD	912	515	120	395
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	2/12/41	USD	912	515	120	395
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	2/12/41	USD	912	5,147	900	4,247
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	2/12/41	USD	905	(131)	893	(1,024)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	2/12/41	USD	905	(131)	1,176	(1,307)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	2/12/41	USD	905	(131)	(243)	112
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/43	USD	0	—	—	—
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	2,105	5,136	7,459	(2,323)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	2,009	(4,903)	221	(5,124)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	1,052	2,568	1,637	931
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	1,052	2,568	4,634	(2,066)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	957	(2,335)	(2,120)	(215)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	957	2,335	(2,840)	5,175
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	957	2,335	2,689	(354)

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	957	$2,335	$3,752	$(1,417)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	957	2,335	4,649	(2,314)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/44	USD	957	2,335	10,019	(7,684)
Total						$25,997,366	$26,410,337	$(412,971)

[1]	Master Portfolio receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

[2]	Master Portfolio pays the floating rate and receives the total return of the reference entity.

[3]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

•	OTC total return variance swaps outstanding as of June 30, 2014 were as follows:

Index	Variance Strike Price[1]		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	EUR	460.10	BNP Paribas S.A.	3/20/15	EUR	1	$(196,952)	—	$(196,952)
S&P 500 Index	USD	336.72	BNP Paribas S.A.	3/20/15	USD	1	174,476	—	174,476
Total							$(22,476)	—	$(22,476)

[1]	At expiration, the Master Portfolio pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$489,896,017	$54,239,962	$544,135,979
Common Stocks	—	2,054,730	—	2,054,730
Corporate Bonds	—	1,169,661,904	—	1,169,661,904
Floating Rate Loan Interests	—	58,136,688	17,245,624	75,382,312
Foreign Agency Obligations	—	33,653,481	—	33,653,481
Foreign Government Obligations	—	264,157,966	—	264,157,966
Non-Agency Mortgage-Backed Securities	—	356,460,807	33,891,808	390,352,615
Other Interests	—	—	1	1
Preferred Securities	$9,960,358	55,905,914	—	65,866,272
Taxable Municipal Bonds	—	177,885,907	—	177,885,907
U.S. Government Sponsored Agency Securities	—	2,091,006,593	18,074,564	2,109,081,157
U.S. Treasury Obligations	—	1,017,022,953	—	1,017,022,953
Short-Term Securities:
Borrowed Bond Agreements	—	78,263,729	—	78,263,729
Options Purchased:
Equity Contracts	134,607	130,011	—	264,618
Foreign Currency Exchange Contracts	—	388,077	—	388,077
Interest Rate Contracts	2,004,057	383,403	—	2,387,460
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(982,018,992)	—	(982,018,992)
Borrowed Bonds	—	(79,273,084)	—	(79,273,084)
Total	$12,099,022	$4,733,716,104	$123,451,959	$4,869,267,085

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$3,038,150	—	$3,038,150
Equity contracts	$171,602	3,045,579	—	3,217,181
Foreign currency exchange contracts	—	5,810,131	—	5,810,131
Interest rate contracts	1,312,326	1,324,108	—	2,636,434
Liabilities:
Credit contracts	—	(4,444,381)	—	(4,444,381)
Equity contracts	(193,666)	(6,639,048)	—	(6,832,714)
Foreign currency exchange contracts	—	(5,371,020)	—	(5,371,020)
Interest rate contracts	(3,672,168)	(2,543,415)	—	(6,215,583)
Total	$(2,381,906)	$(5,779,896)	—	$(8,161,802)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The carrying amount or face value, including accrued interest, for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,630,510	—	—	$3,630,510
Foreign currency at value	2,213,805	—	—	2,213,805
Cash pledged for financial futures contracts	5,297,000	—	—	5,297,000
Cash pledged as collateral for OTC derivatives	3,780,000	—	—	3,780,000
Cash pledged for centrally cleared swaps	3,705,000	—	—	3,705,000
Cash pledged as collateral for borrowed bond agreements	2,533,080	—	—	2,533,080
Liabilities:
Reverse repurchase agreements	—	$(1,555,189,506)	—	(1,555,189,506)
Cash received as collateral for OTC derivatives	—	(1,900,000)	—	(1,900,000)
Cash received as collateral for reverse repurchase agreements	—	(625,000)	—	(625,000)
Cash received as collateral for TBA commitments	—	(673,000)	—	(673,000)
Total	$21,159,395	$(1,557,714,506)	—	$(1,536,555,111)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$179,198,390	$7,684,364	$19,411,401	$36,708,955	$1	—	$243,003,111
Transfers into Level 3	—	—	179,192	22,039	—	—	201,231
Transfers out of Level 3[1]	(94,309,781)	(754,774)	—	(8,643,477)	—	—	(103,708,032)
Accrued discounts/premiums	15,796	—	17,923	5,841	1	$(6,604)	32,957
Net realized gain (loss)	586,105	—	9,391	85,051	—	(8,801)	671,746
Net change in unrealized appreciation/depreciation[2,3]	(247,258)	10,410	62,711	108,882	(1)	259,775	194,519
Purchases	38,709,840	—	—	12,546,644	—	17,992,105	69,248,589
Sales	(69,713,130)	(6,940,000)	(2,434,994)	(6,942,127)	—	(161,911)	(86,192,162)
Closing Balance, as of June 30, 2014	$54,239,962	—	$17,245,624	$33,891,808	$1	$18,074,564	$123,451,959
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[3]	$(94,562)	—	$62,711	$258,985	$(1)	$259,775	$486,908

[1]

As of September 30, 2013, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $103,708,032 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.
[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2014	35

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 26, 2014

3